UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08212

J.P. Morgan Series Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

J.P. Morgan

Series

Trust II

Mid Cap Value Portfolio

CONTENTS

President's Letter	1

JPMorgan Mid Cap Value Portfolio Portfolio Characteristics	2

Schedule of Portfolio Investments	4

Financial Statements	7

Financial Highlights	10

Notes to Financial Statements	11

Trustees	16

Officers	17

Schedule of Shareholder Expenses	19

Highlights

•  U.S. equities experienced volatility over the six-month period

•  Interest rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan
Mid Cap Value Portfolio

PRESIDENT'S LETTER  JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Mid Cap Value Portfolio. Inside, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell MidCap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

President
JPMorgan Funds

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
Mid Cap Value Portfolio

AS OF JUNE 30, 2005  (Unaudited)

PORTFOLIO CHARACTERISTICS

PORTFOLIO FACTS

Portfolio Inception	9/28/01

Fiscal Year End	December 31

Net Assets as of 6/30/2005	$220,106,750

Primary Benchmark	Russell MidCap Value Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
V.F. Corp.	2.71%
Assurant, Inc.	2.39%
Kinder Morgan, Inc.	2.39%
AutoZone, Inc.	2.31%
North Fork Bancorp, Inc.	2.16%
Devon Energy Corp.	2.10%
Alltel Corp.	2.07%
Golden West Financial Corp.	1.99%
CenturyTel, Inc.	1.93%
Coventry Health Care, Inc.	1.92%

Top 10 equity holdings comprised 21.97% ($47,882,668) of the Portfolio's net assets. As of June 30, 2005, the Portfolio held 99 equity holdings. Portfolio holdings are subject to change at any time.

  *  As of June 30, 2005. The Portfolio's composition is subject to change. Percentages based on net assets.

JPMorgan mid cap value Portfolio2

SEMI-ANNUAL REPORT JUNE 30

2005

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION (9/28/01)
MID CAP VALUE PORTFOLIO	5.13%	18.22%	17.01%	17.82%

LIFE OF PORTFOLIO PERFORMANCE (09/28/01 TO 06/30/05)

Source: Lipper Inc.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown.

The JPMorgan Mid Cap Value Equity Portfolio commenced operations on 9/28/01.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Mid Cap Value Portfolio, Russell MidCap Value Index and Lipper Variable Annuity Mid-Cap Value Funds Index from September 28, 2001 to June 30, 2005. The performance of the Portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell MidCap Index that have lower price-to-book ratios and lower forecasted growth rates. The Lipper Variable Annuity Mid-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMorgan mid cap value Portfolio3

JPMorgan Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 95.8%
	Common Stocks - 95.8%
	Auto Components - 0.7%
30,200	BorgWarner, Inc.	$1,620,834
	Beverages - 0.8%
27,300	Brown-Forman Corp., Class B	1,650,558
	Building Products - 0.7%
38,700	American Standard Cos., Inc.	1,622,304
	Capital Markets - 2.8%
20,250	Legg Mason, Inc.	2,108,227
46,500	Northern Trust Corp.	2,119,935
29,300	T. Rowe Price Group, Inc.	1,834,180
		6,062,342
	Chemicals - 3.9%
74,200	Albemarle Corp.	2,706,074
60,300	International Flavors & Fragrances, Inc.	2,184,066
34,300	PPG Industries, Inc.	2,152,668
27,500	Sigma-Aldrich Corp.	1,541,100
		8,583,908
	Commercial Banks - 6.1%
27,400	Cullen/Frost Bankers, Inc.	1,305,610
38,100	M&T Bank Corp.	4,006,596
167,200	North Fork Bancorp, Inc.	4,696,648
59,800	TCF Financial Corp.	1,547,624
53,400	Wilmington Trust Corp.	1,922,934
		13,479,412
	Commercial Services & Supplies - 1.1%
5,200	Pitney Bowes, Inc.	226,460
58,900	Republic Services, Inc.	2,120,989
		2,347,449
	Computers & Peripherals - 0.6%
19,100	Lexmark International, Inc., Class A (a)	1,238,253
	Construction Materials - 1.7%
58,000	Vulcan Materials Co.	3,769,420

SHARES	SECURITY DESCRIPTION	VALUE
	Containers & Packaging - 1.9%
49,600	Ball Corp.	$1,783,616
115,800	Pactiv Corp. (a)	2,498,964
		4,282,580
	Distributors - 0.6%
33,500	Genuine Parts Co.	1,376,515
	Diversified Financial Services - 0.7%
35,200	Principal Financial Group	1,474,880
	Diversified Telecommunication Services - 4.0%
72,300	Alltel Corp.	4,502,844
121,400	CenturyTel, Inc.	4,204,082
		8,706,926
	Electric Utilities - 2.8%
62,700	DPL, Inc.	1,721,115
37,100	PPL Corp.	2,202,998
90,800	Westar Energy, Inc.	2,181,924
		6,106,037
	Electrical Equipment - 1.8%
44,300	Ametek, Inc.	1,853,955
31,900	Cooper Industries Ltd. (Bermuda), Class A	2,038,410
		3,892,365
	Food Products - 2.6%
64,650	Dean Foods Co. (a)	2,278,266
120,000	Del Monte Foods Co. (a)	1,292,400
63,500	Hormel Foods Corp.	1,862,455
11,687	TreeHouse Foods, Inc. (a)	333,196
		5,766,317
	Gas Utilities - 1.4%
46,500	AGL Resources, Inc.	1,797,225
47,200	UGI Corp.	1,316,880
		3,114,105
	Health Care Equipment & Supplies - 0.6%
20,600	Beckman Coulter, Inc.	1,309,542

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio4

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - 4.5%
59,200	Coventry Health Care, Inc. (a)	$4,188,400
28,000	Magellan Health Services, Inc. (a)	988,680
48,100	Manor Care, Inc.	1,911,013
43,000	Omnicare, Inc.	1,824,490
19,200	Quest Diagnostics, Inc.	1,022,784
		9,935,367
	Hotels, Restaurants & Leisure - 2.1%
64,000	Applebees International, Inc.	1,695,360
66,100	Outback Steakhouse, Inc.	2,990,364
		4,685,724
	Household Durables - 1.9%
30,300	Fortune Brands, Inc.	2,690,640
17,000	Mohawk Industries, Inc. (a)	1,402,500
		4,093,140
	Household Products - 0.7%
27,900	Clorox Co.	1,554,588
	Industrial Conglomerates - 1.2%
37,700	Carlisle Cos., Inc.	2,587,351
	Insurance - 8.2%
143,900	Assurant, Inc.	5,194,790
37,163	Cincinnati Financial Corp.	1,470,168
69,900	IPC Holdings Ltd. (Bermuda)	2,769,438
153,350	Old Republic International Corp.	3,878,222
26,000	PartnerRe Ltd. (Bermuda)	1,674,920
36,800	Safeco Corp.	1,999,712
31,100	Willis Group Holdings Ltd. (Bermuda)	1,017,592
		18,004,842
	IT Services - 0.9%
37,800	Affiliated Computer Services, Inc., Class A (a)	1,931,580
	Machinery - 2.5%
67,900	Crane Co.	1,785,770
38,600	Harsco Corp.	2,105,630
26,100	Parker-Hannifin Corp.	1,618,461
		5,509,861

SHARES	SECURITY DESCRIPTION	VALUE
	Media - 4.9%
91,800	Dex Media, Inc.	$2,240,838
42,772	E.W. Scripps Co., Class A	2,087,274
46,000	Gannett Co., Inc.	3,271,980
64,300	Interactive Data Corp. (a)	1,336,154
16,900	Knight Ridder, Inc.	1,036,646
850	Washington Post Co. (The), Class B	709,775
		10,682,667
	Multi-Utilities - 3.6%
54,900	Energen Corp.	1,924,245
65,200	Energy East Corp.	1,889,496
28,300	Questar Corp.	1,864,970
51,700	SCANA Corp.	2,208,107
		7,886,818
	Multiline Retail - 2.1%
88,000	Family Dollar Stores, Inc.	2,296,800
27,400	May Department Stores Co. (The)	1,100,384
41,900	Tuesday Morning Corp.	1,320,688
		4,717,872
	Oil, Gas & Consumable Fuels - 8.6%
33,300	Ashland, Inc. (a)	2,393,271
66,400	Burlington Resources, Inc.	3,667,936
90,300	Devon Energy Corp.	4,576,404
62,400	Kinder Morgan, Inc.	5,191,680
34,000	Marathon Oil Corp.	1,814,580
32,800	Pioneer Natural Resources Co.	1,380,224
		19,024,095
	Paper & Forest Products - 0.6%
50,400	MeadWestvaco Corp.	1,413,216
	Personal Products - 0.8%
43,000	Estee Lauder Cos., Inc., Class A	1,682,590
	Real Estate - 2.6%
73,600	Brookfield Properties Co. (Canada)	2,119,680
14,700	Forest City Enterprises, Inc.	1,043,700
18,900	PS Business Parks, Inc., Class A (REIT)	840,105
33,987	Rayonier, Inc. (REIT)	1,802,331
		5,805,816

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio5

JPMorgan Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Software - 0.7%
54,300	Computer Associates International, Inc.	$1,492,164
	Specialty Retail - 6.4%
82,300	Autonation, Inc. (a)	1,688,796
54,400	AutoZone, Inc. (a)	5,029,824
45,000	Sherwin-Williams Co. (The)	2,119,050
61,400	Tiffany & Co.	2,011,464
131,600	TJX Cos., Inc.	3,204,460
		14,053,594
	Textiles, Apparel & Luxury Goods - 3.8%
51,300	Columbia Sportswear Co. (a)	2,533,707
103,200	V.F. Corp.	5,905,104
		8,438,811
	Thrifts & Mortgage Finance - 3.7%
67,400	Golden West Financial Corp.	4,339,212
31,700	MGIC Investment Corp.	2,067,474
39,400	Webster Financial Corp.	1,839,586
		8,246,272
	Trading Companies & Distributors - 0.3%
21,900	Hughes Supply, Inc.	615,390

SHARES	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services - 0.9%
50,800	Telephone & Data Systems, Inc.	$2,003,000
	Total Common Stocks (Cost $190,665,301)	$210,768,505
	Total Long Term Investments (Cost $190,665,301)	$210,768,505
Short-Term Investment - 3.1%
6,879,986	JPMorgan Prime Money Market Fund (b) (m) Total Short-Term Investment (Cost $6,879,986)	6,879,986
	Total Investments - 98.9% (Cost $197,545,287)	$217,648,491
	Other assets in excess of other liabilities - 1.1%	2,458,259
	NET ASSETS - 100.0%	$220,106,750

Percentages indicated are based on net assets.

Abbrevations:

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.

REIT  - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio6

JPMorgan Mid Cap Value Portfolio

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Unaudited)

ASSETS
Investments in non-affiliates, at value	$210,768,505
Investments in affiliates, at value	6,879,986
Total investments securities at value	217,648,491
Cash	10,511
Receivables:
Investment securities sold	172,538
Portfolio shares sold	3,428,375
Interest and dividends	288,880
Total Assets	221,548,795
LIABILITIES
Payables:
Investment securities purchased	813,220
Portfolio shares redeemed	384,502
Accrued liabilities:
Investment advisory fees payable	119,530
Administration fees	32,443
Custodian and accounting fees	13,231
Other	79,119
Total Liabilities	1,442,045
NET ASSETS	$220,106,750
NET ASSETS
Paid in capital	$195,769,016
Accumulated undistributed (distributions in excess of) net investment income	587,067
Accumulated undistributed net realized gains (losses) from investments	3,647,463
Net unrealized appreciation (depreciation) from investments	20,103,204
Total net assets	$220,106,750
Shares of beneficial interest outstanding	8,214,385
Net asset value, offering and redemption price per share (unlimited amount authorized, no par value)	$26.80
Cost of investments	$197,545,287

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio7

JPMorgan Mid Cap Value Portfolio

STATEMENT OF
OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Unaudited)

INVESTMENT INCOME
Dividends	$1,319,324
Dividend income from affiliates*	96,007
Foreign taxes withheld	(2,736)
Total investment income	1,412,595
EXPENSES
Investment advisory fees	577,890
Administrative fees	324,291
Custodian and accounting fees	27,593
Professional fees	45,312
Trustees' fees	5,329
Printing and mailing costs	17,974
Transfer agent fees	9,622
Miscellaneous	25,545
Total expenses before waivers	1,033,556
Less amounts waived	(206,390)
Less earnings credits	(1,610)
Net expenses	825,556
Net investment income (loss)	587,039
REALIZED AND UNREALIZED
GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	4,002,351
Change in unrealized appreciation/depreciation of:
Investments	5,005,926
Net realized/unrealized gains (losses) on investments	9,008,277
Change in net assets resulting from operations	$9,595,316
* Includes reimbursements of investment advisory and adminstration fees	$6,262

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio8

JPMorgan Mid Cap Value Portfolio

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Unaudited)

	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$587,039	$362,172
Net realized gain (loss) on investments	4,002,351	2,269,801
Change in net unrealized appreciation/ depreciation of investments	5,005,926	10,657,839
Increase (decrease) in net assets from operations	9,595,316	13,289,812
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(346,957)	(127,164)
From net realized gains on investment transactions	(2,565,198)	(218,842)
Total distributions to shareholders	(2,912,155)	(346,006)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	98,463,295	93,037,981
Dividends reinvested	2,912,192	346,004
Cost of shares redeemed	(8,095,753)	(15,549,008)
Increase (decrease)	93,279,734	77,834,977
NET ASSETS
Total increase in net assets	99,962,895	90,778,783
Beginning of period	120,143,855	29,365,072
End of period	$220,106,750	$120,143,855
Accumulated undistributed (distributions in excess of) net investment income	$587,067	$346,985
CAPITAL SHARE TRANSACTIONS
Issued	3,777,096	3,940,323
Reinvested	115,243	15,488
Redeemed	(312,254)	(681,864)
Increase (decrease)	3,580,085	3,273,947

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio9

JPMorgan Mid Cap Value Portfolio

FINANCIAL HIGHLIGHTS

(Unaudited)

	Six Months Ended 6/30/05	Year Ended December 31,			9/28/01(c) Through
	(Unaudited)	2004(d)	2003(d)	2002(d)	12/31/01
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning period	$25.92	$21.59	$16.72	$16.69	$15.00
Investment Operations:
Net Investment income (loss)	0.05	0.08	0.09	0.12	0.02
Net realized gains(losses) on investments	1.25	4.44	4.85	0.03	1.67
Total from investment operations	1.30	4.52	4.94	0.15	1.69
Less Distributions:
Net investment income	(0.05)	(0.07)	(0.07)	(0.01)	-
Net realized gains	(0.37)	(0.12)	-	(0.11)	-
Total distributions	(0.42)	(0.19)	(0.07)	(0.12)	-
Net asset value, end of period	$26.80	$25.92	$21.59	$16.72	$16.69
Total return(b)	5.13%	21.06	29.63	0.82	11.27
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$220,107	$120,144	$29,365	$10,145	$2,655
Ratios to average net assets:(a)
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.71%	0.63%	0.76%	0.72%	0.46%
Expense without waivers reimbursements and earnings credits	1.25%	1.25%	1.58%	2.69%	10.62%
Portfolio turnover rate(b)	16%	51%	45%	72%	21%

  (a)  Annualized for periods less than one year

  (b)  Not annualized for periods less than one year

  (c)  Commencement of operations

  (d)  Net investment income based on average shares outstanding

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio10

JPMorgan Mid Cap Value Portfolio

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan Mid Cap Value Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993, for the purpose of funding flexible premium variable life insurance policies.

On December 24, 1996 the Trust received an exemptive order from the Securities and Exchange Commission permitting it to also offer its shares to insurance companies for the purpose of funding variable annuity contracts and to qualified pension and retirement plans.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities by utilizing the quotations of an independent pricing service, unless the Portfolio's adviser determines that use of another valuation methodology is appropriate. The pricing services use statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

B. Repurchase Agreements - The Portfolio may enter into repurchase agreement transactions with institutions that

JPMorgan Mid Cap Value Portfolio11

JPMorgan Mid Cap Value Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

C. Restricted and Illiquid Securities - The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

E. Allocation of Expenses - Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

F. Federal Income Taxes - The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

G. Foreign Taxes - The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

H. Dividends and Distributions to Shareholders - Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Portfolio. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets at annual fee rate of 0.70%.

JPMorgan Mid Cap Value Portfolio12

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administrative Services Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.55% of the average daily net assets of the Portfolio. Under the Agreement, the Administrator is responsible for certain usual and customary expenses incurred by the Portfolio including fees and expenses of the custodian, professional and transfer agent fees, printing and postage, and expenses of the Trustees. In accordance with the agreement, the Portfolio pays for such expenses directly, deducting the amounts of such expenses from the Administrator's fee. The Administrator will reimburse the Portfolio to the extent that amounts paid for such expenses exceed 0.55%.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Portfolio's Administrator subject to the same fee agreements.

JPMCB and the Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.E.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Portfolio's shares. The Distributor receives no compensations in its capacity as the Portfolio's underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Portfolio's exclusive underwriter. JPMFD received no compensation in its capacity as the Portfolio's underwriter.

D. Custodian and Fund Accounting Fees - JPMCB provides the Portfolio custody and accounting services. The amounts paid directly to JPMCB by the Portfolio for custody and fund accounting services are included in custodian fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations. The Administrator is responsible for the compensation for such services pursuant to the Administrative Services Agreement.

E. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.25% of the Portfolio's average daily net assets. In addition, the Advisor and the Administrator may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio is 1.00%.

The contractual expense limitation agreement was in effect for the six months ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

JPMorgan Mid Cap Value Portfolio13

JPMorgan Mid Cap Value Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

For the six months ended June 30, 2005, the Administrator voluntarily waived $206,390. The Administrator does not expect the Portfolio to repay any such waived fees in future years.

F. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Portfolio may use related party brokers/ dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/ dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S Government)	Sales (excluding U.S. Government)
$112,034,863	$27,334,321

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
$197,545,287	$22,658,458	$(2,555,254)	$20,103,204

6. Borrowings

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Portfolio was allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Portfolio to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Fund Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was

JPMorgan Mid Cap Value Portfolio14

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

allocated on a pro-rata basis to the Portfolio. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

JPMorgan Mid Cap Value Portfolio15

JPMorgan Mid Cap Value Portfolio

TRUSTEES

Name (Year of Birth); Positions with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees

Cheryl Ballenger (1956); Chairperson (since 2004) and Trustee (since 2002)	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg (1937); Trustee (since 1996)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Ken Whipple (1934); Trustee (since 1996)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

Interested Trustee

John F. Ruffle(2) (1937); Trustee (since 1996)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes 13 investment companies.

  (2)  The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

  (3)  The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Mid Cap Value Portfolio16

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2001)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2004)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2004. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2004)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2004)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.)

JPMorgan Mid Cap Value Portfolio17

JPMorgan Mid Cap Value Portfolio

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2004)	Vice President, JPMorgan Funds Management, Inc., Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer for all mutual funds managed by Prudential.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

JPMorgan Mid Cap Value Portfolio18

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005	Annualized Expense Ratio
Actual	$1,000	$1,051	$5.09	1.00%
Hypothetical	$1,000	$1,020	$5.01	1.00%

JPMorgan Mid Cap Value Portfolio19

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-MCVP-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

J.P. Morgan

Series

Trust II

Small Company Portfolio

CONTENTS

President's Letter	1

JPMorgan Small Company Portfolio Portfolio Characteristics	2

Schedule of Portfolio Investments	4

Financial Statements	16

Financial Highlights	19

Notes to Financial Statements	20

Trustees	25

Officers	26

Schedule of Shareholder Expenses	28

Highlights

•  U.S. equities experienced volatility over the six-month period

•  Interest rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1 800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan
Small Company Portfolio

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Small Company Portfolio. Inside, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell MidCap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

President
JPMorgan Funds

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
Small Company Portfolio

AS OF JUNE 30, 2005  (Unaudited)

PORTFOLIO CHARACTERISTICS

PORTFOLIO FACTS
Portfolio Inception	1/3/95
Fiscal Year End	December 31
Net Assets as of 6/30/2005	$82,493,735
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Applied Industrial Technologies, Inc.	1.08%
2.	Southwestern Energy Co.	1.04%
3.	Aaron Rents, Inc.	1.01%
4.	Houston Exploration Co.	0.95%
5.	Moog, Inc., Class A	0.87%
6.	Delphi Financial Group, Inc.	0.78%
7.	Universal Forest Products, Inc.	0.78%
8.	Mid-America Apartment Communities, Inc. (REIT)	0.74%
9.	CarrAmerica Reality Corp. (REIT)	0.69%
10.	Zenith National Insurance Corp.	0.67%

Top 10 equity holdings comprised 8.61% ($7,558,919) of the Portfolio's net assets. As of June 30, 2005, the Portfolio held 727 equity holdings. Portfolio holdings are subject to change at any time.

  *  As of June 30, 2005. The Portfolio's composition is subject to change. Percentages based on net assets.

JPMorgan Small Company Portfolio2

SEMI-ANNUAL REPORT JUNE 30

2005

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTH	1 YEAR	5 YEAR	10 YEAR
SMALL COMPANY PORTFOLIO	(0.55%)	14.95%	2.28%	9.72%

TEN YEAR PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper Inc.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown.

The JPMorgan Small Company Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Small Company Portfolio, S&P Small Cap 600 Index, Russell 2000 Index, and Lipper Variable Annuity Small Company Funds Average from June 30, 1995 to June 30, 2005. The performance of the Portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P Small Cap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Variable Annuity Small Company Funds Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performances shown in this section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies, since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock. All Portfolio data are subject to change.

JPMorgan Small Company Portfolio3

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - 98.0%
	Common Stocks - 98.0%
	Aerospace & Defense - 2.2%
3,000	Armor Holdings, Inc. (a)	$118,830
7,900	Aviall, Inc. (a)	249,561
5,200	BE Aerospace, Inc. (a)	81,276
900	Curtiss-Wright Corp.	48,555
8,200	Esterline Technologies Corp. (a)	328,656
3,400	Heico Corp.	79,594
2,200	Hexcel Corp. (a)	37,224
4,300	Kaman Corp., Class A	77,572
23,000	Moog, Inc., Class A (a)	724,270
4,000	Orbital Sciences Corp. (a)	39,600
		1,785,138
	Air Freight & Logistics - 0.1%
1,900	Hub Group, Inc., Class A (a)	47,595
	Airlines - 0.8%
12,700	America West Holdings Corp., Class B (a)	76,200
6,400	Delta Air Lines, Inc. (a)	24,064
18,000	ExpressJet Holdings, Inc. (a)	153,180
10,800	Mesa Air Group, Inc. (a)	72,468
16,100	Pinnacle Airlines Corp. (a)	138,299
8,900	Skywest, Inc.	161,802
		626,013
	Auto Components - 0.6%
2,800	American Axle & Manufacturing Holdings, Inc.	70,756
5,800	ArvinMeritor, Inc.	103,182
7,400	Hayes Lemmerz International, Inc. (a)	52,688
1,300	Sauer-Danfoss, Inc.	23,101
1,800	Stoneridge, Inc. (a)	11,880
12,500	Tenneco Automotive, Inc. (a)	208,000
		469,607
	Automobiles - 0.4%
5,900	Fleetwood Enterprises, Inc. (a)	59,885
7,400	Thor Industries, Inc.	232,582
1,100	Winnebago Industries, Inc.	36,025
		328,492

SHARES	SECURITY DESCRIPTION	VALUE
	Biotechnology - 2.7%
3,300	Abgenix, Inc. (a)	$28,314
12,200	Alexion Pharmaceuticals, Inc. (a)	281,088
3,600	Applera Corp. - Celera Genomics Group (a)	39,492
4,600	Cell Genesys, Inc. (a)	24,610
3,600	Corixa Corp. (a)	15,768
12,400	Cubist Pharmaceuticals, Inc. (a)	163,308
2,300	CV Therapeutics, Inc. (a)	51,566
2,700	Diversa Corp. (a)	14,067
7,200	Encysive Pharmaceuticals, Inc. (a)	77,832
3,300	Enzon Pharmaceuticals, Inc. (a)	21,384
1,100	Exelixis, Inc. (a)	8,173
33,000	Genelabs Technologies (a)	16,500
2,500	ICOS Corp. (a)	52,925
24,700	Incyte Corp. (a)	176,605
5,100	Ligand Pharmaceuticals, Inc., Class B	35,445
3,867	Lifecell Corp. (a)	61,137
2,631	Martek Biosciences Corp. (a)	99,847
7,000	Myriad Genetics, Inc. (a)	109,550
10,400	Nabi Biopharmaceuticals (a)	158,392
4,300	OSI Pharmaceuticals, Inc. (a)	175,741
10,000	Rigel Pharmaceuticals, Inc. (a)	199,200
5,600	Seattle Genetics, Inc. (a)	30,016
128	Tanox, Inc. (a)	1,500
4,600	Telik, Inc. (a)	74,796
1,300	Transkaryotic Therapies, Inc. (a)	47,554
5,000	United Therapeutics Corp. (a)	241,000
1,600	Vicuron Pharmaceuticals, Inc. (a)	44,640
		2,250,450
	Building Products - 1.9%
3,200	ElkCorp	91,360
1,800	Griffon Corp. (a)	39,960
12,600	Jacuzzi Brands, Inc. (a)	135,198
14,700	Lennox International, Inc.	311,199
4,800	NCI Building Systems, Inc. (a)	157,440
15,500	Universal Forest Products, Inc.	642,475
5,100	York International Corp.	193,800
		1,571,432

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio4

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Capital Markets - 0.2%
2,200	National Financial Partners Corp.	$86,108
3,500	Waddell & Reed Financial, Inc.	64,750
		150,858
	Chemicals - 1.6%
300	Cytec Industries, Inc.	11,940
7,800	FMC Corp. (a)	437,892
7,600	Georgia Gulf Corp.	235,980
900	H.B. Fuller Co.	30,654
2,800	Headwaters, Inc. (a)	96,264
8,500	Hercules, Inc. (a)	120,275
2,600	Kronos Worlwide, Inc.	78,494
3,000	NewMarket Corp. (a)	44,370
13,400	PolyOne Corp. (a)	88,708
4,100	Terra Industries, Inc. (a)	27,921
10,500	W.R. Grace & Co. (a)	81,795
5,700	Wellman, Inc.	58,083
		1,312,376
	Commercial Banks - 5.9%
1,320	ABC Bancorp	23,866
3,400	Amcore Financial, Inc.	101,592
600	AmericanWest Bancorp (a)	11,970
300	BancFirst Corp.	26,097
7,900	Bank of the Ozarks, Inc.	259,436
900	Capital Corp. of the West	24,975
2,700	Capitol Bancorp Ltd.	90,747
1,300	Center Financial Corp.	32,279
3,800	Central Pacific Financial Corp.	135,280
1,990	Chemical Financial Corp.	65,889
1,300	City Holding Co.	47,476
2,500	Columbia Banking System, Inc.	61,550
10,500	Community Bank System, Inc.	256,095
1,640	Community Trust Bancorp, Inc.	53,661
9,400	EuroBancshares, Inc. (a)	150,870
5,700	First Bancorp	228,855
2,500	First Republic Bank	88,325
7,400	First State Bancorp, Inc.	142,746
2,475	Glacier Bancorp, Inc.	64,672
7,000	Gold Banc Corp., Inc.	101,850
4,000	Greater Bay Bancorp	105,480
1,183	Hanmi Financial Corp.	19,756

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
6,500	IBERIABANK Corp.	$400,465
5,000	Independent Bank Corp.	142,200
10,100	Irwin Financial Corp.	224,119
575	Macatawa Bank Corp.	19,947
1,300	MB Financial, Inc.	51,779
2,400	Mercantile Bank Corp.	105,528
2,600	Nara Bancorp, Inc.	38,168
4,370	Oriental Financial Group	66,686
1,091	Pacific Capital Bancorp	40,454
1,100	Peoples Bancorp, Inc.	29,425
8,600	PrivateBancorp, Inc.	304,268
7,300	Republic Bancorp, Inc.	109,354
420	Republic Bancorp, Inc., Class A	9,118
1,000	Simmons First National Corp., Class A	27,110
800	Southwest Bancorp, Inc.	16,384
500	State Financial Services Corp.	20,130
2,340	Sterling Bancorp	49,959
11,800	Sterling Bancshares, Inc.	183,608
11,200	Summit Bancshares, Inc.	193,760
1,885	Sun Bancorp, Inc. (a)	38,963
500	Taylor Capital Group, Inc.	19,625
1,000	TriCo Bancshares	22,340
1,900	Umpqua Holdings Corp.	44,726
6,000	West Coast Bancorp	146,460
5,800	Westamerica Bancorp	306,298
500	Western Sierra Bancorp (a)	16,925
3,500	Wilshire Bancorp, Inc.	50,155
1,400	Wintrust Financial Corp.	73,290
		4,844,711
	Commercial Services & Supplies - 3.1%
12,200	Angelica Corp.	299,022
1,100	Banta Corp.	49,896
1,900	Coinstar, Inc. (a)	43,111
11,700	Corinthian Colleges, Inc. (a)	149,409
500	CRA International, Inc. (a)	26,925
2,300	DiamondCluster International, Inc. (a)	25,990
2,700	Dollar Financial Corp. (a)	28,647
3,600	Duratek, Inc. (a)	83,448
1,100	General Binding Corp. (a)	24,112

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio5

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Commercial Services & Supplies - Continued
3,300	Geo Group, Inc. (The) (a)	$82,665
600	Gevity HR, Inc.	12,018
7,500	Heidrick & Struggles, Inc. (a)	195,600
29,000	IKON Office Solutions, Inc.	275,790
1,900	Imagistics International, Inc. (a)	53,200
2,200	Interpool, Inc.	47,036
5,700	John H. Harland Co.	216,600
1,800	Korn/Ferry International (a)	31,950
7,300	Labor Ready, Inc. (a)	170,163
7,900	Navigant Consulting, Inc. (a)	139,514
2,000	Pre-Paid Legal Services, Inc.	89,300
3,000	Sourcecorp, Inc. (a)	59,460
4,600	Spherion Corp. (a)	30,360
11,300	TeleTech Holdings, Inc. (a)	92,095
2,700	Tetra Tech, Inc. (a)	36,531
4,700	United Rentals, Inc. (a)	94,987
2,900	United Stationers, Inc. (a)	142,390
500	Vertrue, Inc. (a)	19,480
1,300	Waste Connections, Inc. (a)	48,477
		2,568,176
	Communications Equipment - 2.6%
14,500	3Com Corp. (a)	52,780
3,700	Ariba, Inc. (a)	21,460
11,600	Arris Group, Inc. (a)	101,036
8,500	Aspect Communications Corp. (a)	95,455
1,400	Audiovox Corp. (a)	21,700
4,800	Avocent Corp. (a)	125,472
1,800	Bel Fuse, Inc., Class B	55,008
3,200	Black Box Corp.	113,280
6,400	C-COR, Inc. (a)	43,840
5,400	CIENA Corp. (a)	11,286
5,900	CommScope, Inc. (a)	102,719
1,200	Comtech Telecommunications Corp. (a)	39,156
2,400	Ditech Communications Corp. (a)	15,576
2,600	Echelon Corp. (a)	17,888
860	Enterasys Networks, Inc. (a)	774
7,500	Extreme Networks, Inc. (a)	30,750
3,000	Finisar Corp. (a)	3,150
6,400	Foundry Networks, Inc. (a)	55,232
926	Glenayre Technologies, Inc. (a)	3,491

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment - Continued
4,300	Harmonic, Inc. (a)	$20,769
11,400	Inter-Tel, Inc.	212,154
1,000	Interdigital Communications Corp. (a)	17,500
12,000	MRV Communications, Inc. (a)	26,040
3,500	Netgear, Inc. (a)	65,100
9,000	Plantronics, Inc.	327,240
1,600	Polycom, Inc. (a)	23,856
1,600	Powerwave Technologies, Inc. (a)	16,352
3,100	Redback Networks, Inc. (a)	19,778
4,300	SafeNet, Inc. (a)	146,458
11,800	Symmetricom, Inc. (a)	122,366
5,000	Tekelec (a)	84,000
5,500	Terayon Communication Systems, Inc. (a)	16,995
11,100	Utstarcom, Inc. (a)	83,139
7,300	Westell Technologies, Inc. (a)	43,654
		2,135,454
	Computers & Peripherals - 1.7%
13,000	Adaptec, Inc. (a)	50,440
3,600	Advanced Digital Information Corp. (a)	27,360
22,300	Brocade Communications Systems, Inc. (a)	86,524
3,000	Dot Hill Systems Corp. (a)	15,720
1,100	Electronics for Imaging, Inc. (a)	23,144
8,300	Gateway, Inc. (a)	27,390
5,800	Hutchinson Technology, Inc. (a)	223,358
3,000	Hypercom Corp. (a)	19,410
5,200	Imation Corp.	201,708
5,200	Intergraph Corp. (a)	179,192
5,700	Komag, Inc. (a)	161,709
18,100	Maxtor Corp. (a)	94,120
3,400	PalmOne, Inc. (a)	101,218
11,100	Quantum Corp. (a)	32,967
18,400	Silicon Graphics, Inc. (a)	13,064
700	Stratasys, Inc. (a)	22,876
2,500	Synaptics, Inc. (a)	53,400
1,900	UNOVA, Inc. (a)	50,597
		1,384,197

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio6

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Construction & Engineering - 0.4%
1,600	Dycom Industries, Inc. (a)	$31,696
7,100	MasTec, Inc. (a)	62,480
3,900	Quanta Services, Inc. (a)	34,320
1,900	URS Corp. (a)	70,965
3,200	Washington Group International, Inc. (a)	163,584
		363,045
	Construction Materials - 0.5%
1,400	Ameron International Corp.	52,360
2,500	Eagle Materials, Inc.	231,475
1,700	Texas Industries, Inc.	95,591
		379,426
	Consumer Finance - 1.2%
1,800	Advanta Corp.	50,688
2,100	Asta Funding, Inc.	58,338
20,200	Cash America International, Inc.	406,424
5,100	CompuCredit Corp. (a)	174,828
800	Credit Acceptance Corp. (a)	11,912
6,900	Metris Cos., Inc. (a)	99,774
404	United PanAm Financial Corp. (a)	11,074
5,600	World Acceptance Corp. (a)	168,280
		981,318
	Containers & Packaging - 0.5%
2,500	Crown Holdings, Inc. (a)	35,575
2,300	Greif, Inc., Class A	140,530
4,800	Silgan Holdings, Inc.	269,952
		446,057
	Distributors - 0.2%
4,300	Handleman Co.	70,993
3,800	WESCO International, Inc. (a)	119,244
		190,237
	Diversified Financial Services - 0.7%
700	Encore Capital Group, Inc. (a)	11,900
1,300	eSpeed, Inc. (a)	11,583
8,200	GATX Corp.	282,900
4,400	Knight Capital Group, Inc. (a)	33,528

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Financial Services - Continued
1,900	Nasdaq Stock Market, Inc.	$35,834
12,067	Technology Investment Capital Corp.	178,592
		554,337
	Diversified Telecommunication Services - 1.1%
4,300	Broadwing Corp. (a)	19,866
47,100	Cincinnati Bell, Inc. (a)	202,530
6,400	CT Communications, Inc.	83,520
46,100	Premiere Global Services, Inc. (a)	520,469
10,900	Primus Telecom Group (a)	6,867
3,200	Talk America Holdings, Inc. (a)	32,032
7,900	Time Warner Telecom, Inc., Class A (a)	46,768
		912,052
	Electric Utilities - 0.8%
2,600	Black Hills Corp.	95,810
5,500	El Paso Electric Co. (a)	112,475
1,900	Idacorp, Inc.	58,197
400	MGE Energy, Inc.	14,552
5,300	PNM Resources, Inc.	152,693
400	UIL Holdings Corp.	21,524
7,600	Unisource Energy Corp.	233,700
		688,951
	Electrical Equipment - 0.1%
2,000	Encore Wire Corp. (a)	23,180
1,500	Evergreen Solar, Inc. (a)	9,645
1,500	General Cable Corp. (a)	22,245
2,500	Power-One, Inc. (a)	15,775
4,000	Valence Technology, Inc. (a)	11,200
		82,045
	Electronic Equipment & Instruments - 2.2%
5,900	Aeroflex, Inc. (a)	49,560
8,500	Agilysis, Inc.	133,450
8,500	Anixter International, Inc. (a)	315,945
700	BEI Technologies, Inc.	18,676
700	Bell Microproducts, Inc. (a)	6,580
5,300	Benchmark Electronics, Inc. (a)	161,226
2,800	Brightpoint, Inc. (a)	62,132

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio7

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Electronic Equipment & Instruments - Continued
3,100	Checkpoint Systems, Inc. (a)	$54,870
5,800	CTS Corp.	71,282
2,600	Electro Scientific Industries, Inc. (a)	46,488
600	Faro Technologies, Inc. (a)	16,356
8,200	Global Imaging Systems, Inc (a)	261,252
3,600	Itron, Inc. (a)	160,848
2,400	Lexar Media, Inc. (a)	11,784
1,200	MTS Systems Corp.	40,296
1,700	Planar Systems, Inc. (a)	12,495
2,900	Radisys Corp. (a)	46,835
2,700	Rofin-Sinar Technologies, Inc. (a)	88,560
5,300	Sypris Solutions, Inc.	65,561
2,700	Trimble Navigation, Ltd. (a)	105,219
8,900	TTM Technologies, Inc. (a)	67,729
200	Zygo Corp. (a)	1,960
		1,799,104
	Energy Equipment & Services - 2.2%
20,200	Grey Wolf, Inc. (a)	149,682
1,900	Gulf Island Fabrication, Inc.	37,772
4,600	Hanover Compressor Co. (a)	52,946
2,400	Hydril (a)	130,440
20,300	Key Energy Services, Inc. (a)	245,021
4,400	Lone Star Technologies, Inc. (a)	200,200
900	Lufkin Industries, Inc.	32,382
6,900	Oceaneering International, Inc. (a)	266,685
3,100	Offshore Logistics, Inc. (a)	101,804
3,000	Oil States International, Inc. (a)	75,510
3,400	Parker Drilling Co. (a)	23,834
14,700	Todco, Class A (a)	377,349
4,400	Veritas DGC, Inc. (a)	122,056
		1,815,681
	Food & Staples Retailing - 0.5%
3,100	Great Atlantic & Pacific Tea Co., Inc. (a)	90,086
1,200	Nash Finch Co.	44,088
6,700	Pantry, Inc. (The) (a)	259,491
3,800	Pathmark Stores, Inc. (a)	33,288
		426,953

SHARES	SECURITY DESCRIPTION	VALUE
	Food Products - 1.2%
16,300	Chiquita Brands International, Inc.	$447,598
7,900	Corn Products International, Inc.	187,704
1,300	Flowers Foods, Inc.	45,968
1,200	J & J Snack Foods Corp.	62,820
5,400	Sanderson Farms, Inc.	245,376
		989,466
	Gas Utilities - 1.4%
3,100	Atmos Energy Corp.	89,280
5,900	New Jersey Resources Corp.	284,675
700	Nicor, Inc.	28,819
2,700	Northwest Natural Gas Co.	103,248
1,700	South Jersey Industries, Inc.	103,904
9,600	Southern Union Co. (a)	235,680
7,000	Southwest Gas Corp.	178,570
4,700	WGL Holdings, Inc.	158,108
		1,182,284
	Health Care Equipment & Supplies - 2.9%
4,700	Align Technology, Inc. (a)	34,639
300	Analogic Corp.	15,096
3,400	Animas Corp. (a)	68,510
2,400	Arrow International, Inc.	76,560
3,800	Arthrocare Corp. (a)	132,772
400	Bio-Rad Laboratories, Inc., Class A (a)	23,684
2,500	Biosite, Inc. (a)	137,475
8,500	Conmed Corp. (a)	261,545
3,200	Diagnostic Products Corp.	151,456
17,800	Encore Medical Corp. (a)	98,790
1,300	EPIX Pharmaceuticals, Inc. (a)	11,505
1,350	Immucor, Inc. (a)	39,082
3,200	Integra LifeSciences Holdings Corp. (a)	93,440
1,400	Inverness Medical Innovations, Inc. (a)	38,220
7,700	Kyphon, Inc. (a)	267,883
3,800	Mentor Corp.	157,624
3,800	Nektar Therapeutics (a)	63,992
1,400	Palomar Medical Technologies, Inc. (a)	33,488
4,200	PolyMedica Corp.	149,772

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio8

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Health Care Equipment & Supplies - Continued
800	Regeneration Technologies, Inc. (a)	$5,008
11,700	Steris Corp.	301,509
5,400	SurModics, Inc. (a)	234,198
		2,396,248
	Health Care Providers & Services - 5.0%
4,000	Alderwoods Group, Inc. (a)	57,480
13,200	Alliance Imaging, Inc. (a)	138,072
7,900	Andrx Corp. (a)	160,449
5,200	Apria Healthcare Group, Inc. (a)	180,128
8,100	Centene Corp. (a)	271,998
7,700	Computer Programs & Systems, Inc.	286,979
1,000	Dendrite International, Inc. (a)	13,800
2,700	Genesis HealthCare Corp. (a)	124,956
12,000	Kindred Healthcare, Inc. (a)	475,320
5,200	LCA Vision, Inc.	251,992
7,600	OCA, Inc. (a)	14,288
8,100	Owens & Minor, Inc.	262,035
5,200	Pediatrix Medical Group, Inc. (a)	382,408
8,000	Per-Se Technologies, Inc. (a)	168,160
13,400	PSS World Medical, Inc. (a)	166,830
4,200	Res-Care, Inc. (a)	56,952
3,800	Sierra Health Services (a)	271,548
17,100	Stewart Enterprises, Inc.	111,834
3,800	Symbion, Inc. (a)	90,630
5,700	Trizetto Group (a)	79,857
7,500	United Surgical Partners International, Inc. (a)	390,600
7,100	Ventiv Health, Inc. (a)	136,888
		4,093,204
	Hotels, Restaurants & Leisure - 2.4%
7,600	Ameristar Casinos, Inc.	198,284
3,000	Argosy Gaming Co. (a)	139,830
1,100	CEC Entertainment, Inc. (a)	46,299
10,000	CKE Restaurants, Inc.	139,200
3,200	Jack in the Box, Inc. (a)	121,344
17,800	Landry's Restaurants, Inc.	535,602
5,000	Multimedia Games, Inc. (a)	55,050
6,300	Navigant International, Inc. (a)	92,547
2,200	O'Charley's, Inc. (a)	38,852

SHARES	SECURITY DESCRIPTION	VALUE
	Hotels, Restaurants & Leisure - Continued
5,000	Pinnacle Entertainment, Inc. (a)	$97,800
2,700	Rare Hospitality International, Inc. (a)	82,269
9,000	Ruby Tuesday, Inc.	233,100
12,500	Ryan's Restaurant Group, Inc. (a)	175,125
		1,955,302
	Household Durables - 1.3%
2,000	American Greetings, Class A	53,000
67	CSS Industries, Inc.	2,267
5,000	Furniture Brands International, Inc.	108,050
1,500	Meritage Homes Corp. (a)	119,250
3,100	Stanley Furniture Co., Inc.	76,136
10,600	Technical Olympic USA, Inc.	257,368
11,000	Tupperware Corp.	257,070
5,000	WCI Communities, Inc. (a)	160,150
		1,033,291
	Industrial Conglomerates - 0.3%
5,500	Walter Industries, Inc.	221,100
	Insurance - 2.6%
692	American Physicians Capital, Inc. (a)	25,708
3,800	Argonaut Group, Inc. (a)	87,742
14,700	Delphi Financial Group, Inc.	649,005
3,800	Direct General Corp.	70,718
3,200	LandAmerica Financial Group, Inc.	189,984
1,195	Midland Co. (The)	42,052
200	Navigators Group, Inc. (a)	6,914
21,900	PMA Capital Corp., Class A (a)	193,377
3,100	Selective Insurance Group	153,605
3,500	Stewart Information Services Corp.	147,000
1,200	United Fire & Casualty Co.	53,304
100	Vesta Insurance Group, Inc.	260
8,200	Zenith National Insurance Corp.	556,452
		2,176,121
	Internet & Catalog Retail - 0.2%
1,600	1-800-Flowers.com, Inc., Class A (a)	11,264
2,100	GSI Commerce, Inc. (a)	35,175
4,400	Insight Enterprises, Inc. (a)	88,792

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio9

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Internet & Catalog Retail - Continued
900	J. Jill Group, Inc. (The) (a)	$12,375
1,200	Nutri/Systems, Inc.	17,712
		165,318
	Internet Software & Services - 2.4%
200	aQuantive, Inc. (a)	3,544
5,900	AsiaInfo Holdings, Inc. (a)	32,509
400	Blue Coat Systems, Inc. (a)	11,952
34,300	CMGI, Inc. (a)	64,827
12,400	CNET Networks, Inc. (a)	145,576
2,600	Digital Insight Corp. (a)	62,192
3,000	Digital River, Inc. (a)	95,250
11,300	Digitas, Inc. (a)	128,933
11,800	DoubleClick, Inc. (a)	99,002
29,600	EarthLink, Inc. (a)	256,336
1,700	Equinix, Inc. (a)	73,678
17,400	Homestore, Inc. (a)	35,322
4,400	Infospace, Inc. (a)	144,892
5,100	Internet Security Systems (a)	103,479
600	Interwoven, Inc. (a)	4,518
3,400	Ipass, Inc. (a)	20,604
3,200	j2 Global Communications, Inc. (a)	110,208
3,500	Jupitermedia Corp. (a)	59,955
12,500	Looksmart Ltd. (a)	9,250
3,800	Openwave Systems, Inc. (a)	62,320
13,200	SupportSoft, Inc. (a)	68,508
7,700	United Online, Inc.	83,622
6,900	ValueClick, Inc. (a)	85,077
4,300	WebEx Communications, Inc. (a)	113,563
2,600	webMethods, Inc. (a)	14,560
1,700	Websense, Inc. (a)	81,685
		1,971,362
	IT Services - 1.4%
10,800	Acxiom Corp.	225,504
18,200	BearingPoint, Inc. (a)	133,406
400	BISYS Group, Inc. (The) (a)	5,976
12,500	Ciber, Inc. (a)	99,750
1,200	Covansys Corp. (a)	15,420
3,700	CSG System International, Inc. (a)	70,226
3,900	Euronet Worldwide, Inc. (a)	113,373
4,600	Gartner, Inc., Class A (a)	48,852

SHARES	SECURITY DESCRIPTION	VALUE
	IT Services - Continued
1,800	Intrado, Inc. (a)	$26,928
4,100	Lionbridge Technologies (a)	27,798
4,300	ManTech International Corp., Class A (a)	133,472
8,500	Perot Systems Corp., Class A (a)	120,870
1,300	Safeguard Scientifics, Inc. (a)	1,664
3,100	Startek, Inc.	50,902
8,000	SYKES Enterprises, Inc. (a)	75,840
3,200	Tyler Technologies, Inc. (a)	24,192
		1,174,173
	Leisure Equipment & Products - 0.8%
11,200	JAKKS Pacific, Inc. (a)	215,152
4,600	K2, Inc. (a)	58,328
3,300	MarineMax, Inc. (a)	103,125
5,700	RC2 Corp. (a)	214,149
2,900	Steinway Musical Instruments, Inc. (a)	85,144
		675,898
	Machinery - 3.2%
6,700	AGCO Corp. (a)	128,104
4,900	Astec Industries, Inc. (a)	113,631
5,700	Barnes Group, Inc.	188,670
5,100	Briggs & Stratton Corp.	176,562
3,600	Cascade Corp.	155,700
4,600	Crane Co.	120,980
800	ESCO Technologies, Inc. (a)	80,640
5,000	Flowserve Corp. (a)	151,300
3,200	Greenbrier Cos., Inc.	86,720
5,500	JLG Industries, Inc.	151,140
3,500	Joy Global, Inc.	117,565
5,700	Lincoln Electric Holdings, Inc.	188,955
5,200	Manitowoc Co., Inc.	213,304
591	Middleby Corp.	31,240
2,700	NACCO Industries, Inc., Class A	289,494
4,000	Reliance Steel & Aluminum Co.	148,280
1,300	Tecumseh Products Co., Class A	35,672
2,700	Valmont Industries, Inc.	69,660
3,800	Wabash National Corp.	92,074
3,800	Watts Water Technologies, Inc., Class A	127,262
		2,666,953

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio10

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Media - 2.3%
1,300	Advo, Inc.	$41,405
3,200	Arbitron, Inc.	137,280
1,600	Carmike Cinemas, Inc.	49,088
2,700	Catalina Marketing Corp.	68,607
23,900	Charter Communications, Inc., Class A (a)	28,202
680	Emmis Communications Corp., Class A (a)	12,016
22,500	Gemstar-TV Guide International, Inc. (a)	80,775
3,400	Gray Television, Inc.	41,004
3,200	Insight Communications Co., Inc., Class A (a)	35,360
600	Journal Register Co. (a)	10,506
14,900	Lodgenet Entertainment Corp. (a)	247,191
2,300	Media General, Inc., Class A	148,948
20,000	Mediacom Communications Corp., Class A (a)	137,400
29,300	Primedia, Inc. (a)	118,665
5,000	ProQuest Co. (a)	163,950
13,500	Radio One, Inc., Class D (a)	172,395
2,100	RCN Corp. (a)	48,489
1,900	Saga Communications, Inc., Class A (a)	26,600
4,200	Scholastic Corp. (a)	161,910
3,200	Valassis Communications, Inc. (a)	118,560
7,300	World Wrestling Entertainment, Inc.	83,366
		1,931,717
	Metals & Mining - 1.5%
3,300	AK Steel Holding Corp. (a)	21,153
16,100	Commercial Metals Co.	383,502
1,200	Metal Management, Inc.	23,220
3,300	NN, Inc.	41,844
2,400	Oregon Steel Mills, Inc. (a)	41,304
8,600	Quanex Corp.	455,886
6,000	Ryerson Tull, Inc.	85,620
5,800	Steel Dynamics, Inc.	152,250
		1,204,779

SHARES	SECURITY DESCRIPTION	VALUE
	Multi-Utilities - 0.7%
4,800	Avista Corp.	$89,232
7,800	Energen Corp.	273,390
878	NorthWestern Corp.	27,675
18,000	Sierra Pacific Resources (a)	224,100
		614,397
	Multiline Retail - 0.2%
7,500	ShopKo Stores, Inc. (a)	182,325
	Oil, Gas & Consumable Fuels - 3.9%
3,100	ATP Oil & Gas Corp. (a)	72,540
1,700	Callon Petroleum Co. (a)	25,126
4,100	Cimarex Energy Co. (a)	159,531
826	Clayton Williams Energy, Inc. (a)	24,772
2,500	Comstock Resources, Inc. (a)	63,225
3,800	Energy Partners Ltd. (a)	99,598
1,400	Giant Industries, Inc. (a)	50,400
1,340	Gulfmark Offshore, Inc. (a)	36,595
14,900	Houston Exploration Co. (a)	790,445
3,900	Mission Resources Corp. (a)	31,473
1,300	Penn Virginia Corp.	58,071
18,300	Southwestern Energy Co. (a)	859,734
5,400	St. Mary Land & Exploration Co.	156,492
3,500	Stone Energy Corp. (a)	171,150
3,100	Swift Energy Co. (a)	111,042
5,500	Tesoro Corp.	255,860
6,800	Vintage Petroleum, Inc.	207,196
3,100	World Fuel Services Corp.	72,571
		3,245,821
	Paper & Forest Products - 0.1%
2,400	Schweitzer-Mauduit International, Inc.	74,712
	Personal Products - 0.1%
4,900	Playtex Products, Inc. (a)	52,724
	Pharmaceuticals - 1.7%
3,000	Able Laboratories, Inc. (a)	10,440
14,100	Adolor Corp. (a)	130,425
1,700	Antigenics, Inc. (a)	9,197
9,900	AtheroGenics, Inc. (a)	158,202

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio11

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Pharmaceuticals - Continued
59,600	AVANIR Pharmaceuticals, Class A (a)	$166,880
25,900	Cypress Bioscience, Inc. (a)	341,880
3,800	Impax Laboratories, Inc. (a)	59,660
8,300	Medicis Pharmaceutical Corp., Class A	263,359
5,600	Palatin Technologies, Inc. (a)	9,800
800	Par Pharmaceutical Cos, Inc. (a)	25,448
3,000	Renovis, Inc. (a)	45,810
8,600	Theravance, Inc. (a)	146,200
		1,367,301
	Real Estate - 8.0%
9,000	Affordable Residential Communities (REIT)	120,150
5,900	American Financial Realty Trust (REIT)	90,742
10,400	American Home Mortgage Investment Corp. (REIT)	363,584
10,200	Anthracite Capital, Inc. (REIT)	120,870
1,400	Ashford Hospitality Trust, Inc.	15,120
1,800	Boykin Lodging Co. (REIT) (a)	24,120
5,600	Capital Automotive REIT (REIT)	213,752
15,900	CarrAmerica Realty Corp. (REIT)	575,262
4,300	Entertainment Properties Trust (REIT)	197,800
9,400	Equity Inns, Inc. (REIT)	125,020
10,200	FelCor Lodging Trust, Inc. (REIT) (a)	147,696
4,600	Gables Residential Trust (REIT)	198,858
4,700	Glimcher Realty Trust (REIT)	130,425
15,000	Government Properties Trust, Inc. (REIT)	145,800
4,600	Impac Mortgage Holdings, Inc. (REIT)	85,790
20,700	Innkeepers USA Trust (REIT)	309,258
900	Jones Lang LaSalle, Inc. (a)	39,807
1,000	Kilroy Realty Corp. (REIT)	47,490
2,600	LaSalle Hotel Properties (REIT)	85,306
5,200	Levitt Corp., Class A	155,584
9,700	Lexington Corp. Properties Trust (REIT)	235,807

SHARES	SECURITY DESCRIPTION	VALUE
	Real Estate - Continued
12,400	LTC Properties, Inc. (REIT)	$256,680
11,200	Maguire Properties, Inc. (REIT)	317,408
16,100	Meristar Hospitality Corp. (REIT) (a)	138,460
10,100	MFA Mortgage Investments, Inc. (REIT)	75,245
13,500	Mid-America Apartment Communities, Inc. (REIT)	613,170
1,300	National Health Investors, Inc. (REIT)	36,491
3,500	Novastar Financial, Inc. (REIT)	137,025
9,200	Pennsylvania Real Estate Investment Trust (REIT)	437,000
11,300	Prentiss Properties Trust (REIT)	411,772
13,200	RAIT Investment Trust (REIT)	395,340
6,400	Saul Centers, Inc. (REIT)	232,640
3,500	Taubman Centers, Inc. (REIT)	119,315
		6,598,787
	Road & Rail - 1.6%
1,300	Amerco, Inc. (a)	69,615
2,400	Arkansas Best Corp.	76,344
6,000	Dollar Thrifty Automotive Group, Inc. (a)	227,880
7,900	Genesee & Wyoming, Inc., Class A (a)	214,959
1,400	Old Dominion Freight Line (a)	37,562
3,100	Overnite Corp.	133,238
8,200	RailAmerica, Inc. (a)	97,580
10,000	SCS Transportation, Inc. (a)	178,000
1,900	Swift Transportation Co., Inc. (a)	44,251
5,600	U.S. Xpress Enterprises, Inc., Class A (a)	66,696
8,100	Werner Enterprises, Inc.	159,084
		1,305,209
	Semiconductors & Semiconductor Equipment - 4.5%
2,600	Actel Corp. (a)	36,140
3,000	ADE Corp. (a)	84,150
6,700	Advanced Energy Industries, Inc. (a)	52,662
10,100	AMIS Holdings, Inc. (a)	134,734

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio12

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
15,600	Amkor Technology, Inc. (a)	$70,200
10,900	Applied Micro Circuits Corp. (a)	27,904
2,800	Asyst Technologies, Inc. (a)	12,488
30,200	Atmel Corp. (a)	71,574
1,700	ATMI, Inc. (a)	49,317
4,100	August Technology Corp. (a)	47,765
13,700	Axcelis Technologies, Inc. (a)	93,982
5,200	Brooks Automation, Inc. (a)	77,220
3,700	Cabot Microelectronics Corp. (a)	107,263
7,800	Cirrus Logic, Inc. (a)	41,418
917	Cohu, Inc.	18,386
15,800	Conexant Systems, Inc. (a)	25,438
6,000	Credence Systems Corp. (a)	54,300
4,200	Cymer, Inc. (a)	110,670
12,600	Cypress Semiconductor Corp. (a)	158,634
2,500	Diodes, Inc. (a)	78,000
2,500	DSP Group, Inc. (a)	59,675
2,000	Exar Corp. (a)	29,780
6,100	Fairchild Semiconductor International, Inc. (a)	89,975
1,600	Genesis Microchip, Inc. (a)	29,536
3,500	Integrated Circuit Systems, Inc. (a)	72,240
2,900	Integrated Silicon Solutions, Inc. (a)	21,489
4,300	IXYS Corp. (a)	60,974
2,400	Kopin Corp. (a)	12,240
4,700	Lattice Semiconductor Corp. (a)	20,868
5,600	LTX Corp. (a)	27,776
6,400	Mattson Technology, Inc. (a)	45,824
8,500	Micrel, Inc. (a)	97,920
6,400	Microsemi Corp. (a)	120,320
2,900	Mindspeed Technologies, Inc. (a)	3,538
5,900	MIPS Technologies, Inc. (a)	42,480
1,800	MKS Instruments, Inc. (a)	30,402
5,400	Mykrolis Corp. (a)	76,734
6,800	Omnivision Technologies, Inc. (a)	92,412
32,800	ON Semiconductor Corp. (a)	150,880
7,100	Photronics, Inc. (a)	165,714
7,000	Pixelworks, Inc. (a)	60,060
7,000	PMC-Sierra, Inc. (a)	65,310
1,700	Power Integrations, Inc. (a)	36,669
4,800	Rambus, Inc. (a)	64,224

SHARES	SECURITY DESCRIPTION	VALUE
	Semiconductors & Semiconductor Equipment - Continued
18,100	RF Micro Devices, Inc. (a)	$98,283
4,400	Semitool, Inc. (a)	41,976
7,400	Semtech Corp. (a)	123,210
4,200	Sigmatel, Inc. (a)	72,072
8,800	Silicon Image, Inc. (a)	90,288
3,800	Silicon Laboratories, Inc. (a)	99,598
14,200	Silicon Storage Technology, Inc. (a)	57,226
12,600	Skyworks Solutions, Inc. (a)	92,862
1,100	Supertex, Inc. (a)	19,426
8,200	Transmeta Corp. (a)	5,002
800	Ultratech, Inc. (a)	14,640
2,500	Varian Semiconductor Equipment Associates, Inc. (a)	92,500
21,500	Vitesse Semiconductor Corp. (a)	44,935
2,800	Zoran Corp. (a)	37,212
		3,718,515
	Software - 2.3%
700	Ansoft Corp. (a)	16,912
2,300	Ansys, Inc. (a)	81,673
5,300	Aspen Technology, Inc. (a)	27,560
6,600	Borland Software Corp. (a)	45,276
6,000	E.piphany, Inc. (a)	20,880
3,400	Epicor Software Corp. (a)	44,880
2,800	EPIQ Systems, Inc. (a)	45,808
2,500	Factset Research Systems, Inc.	89,600
1,400	Filenet Corp. (a)	35,196
4,800	Informatica Corp. (a)	40,272
600	Intervideo, Inc. (a)	8,628
1,200	InterVoice, Inc. (a)	10,356
3,300	JDA Software Group, Inc. (a)	37,554
1,100	Kronos, Inc. (a)	44,429
3,100	Macrovision Corp. (a)	69,874
3,700	Magma Design Automation, Inc. (a)	30,932
3,000	Manhattan Associates, Inc. (a)	57,630
6,000	Mentor Graphics Corp. (a)	61,500
1,847	MicroStrategy, Inc. (a)	97,965
2,978	MRO Software, Inc. (a)	43,509
27,900	Parametric Technology Corp. (a)	178,002
2,000	Pegasystems, Inc. (a)	11,800
4,200	Phoenix Technologies Ltd. (a)	32,676

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio13

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Software - Continued
2,300	Portal Software, Inc. (a)	$4,588
9,000	Progress Software Corp. (a)	271,350
600	Quality Systems, Inc. (a)	28,428
2,600	Quest Software, Inc. (a)	35,438
13,400	Secure Computing Corp. (a)	145,792
500	SPSS, Inc. (a)	9,605
800	SS&C Technologies, Inc.	25,344
1,600	Talx Corp.	46,256
3,800	TIBCO Software, Inc. (a)	24,852
1,000	TradeStation Group, Inc. (a)	8,580
4,600	Transaction Systems Architechs, Inc. (a)	113,298
5,100	Wind River Systems, Inc. (a)	79,968
		1,926,411
	Specialty Retail - 5.2%
33,500	Aaron Rents, Inc.	833,815
8,500	Aeropostale, Inc. (a)	285,600
9,700	Asbury Automotive Group, Inc. (a)	149,477
2,000	Big 5 Sporting Goods Corp.	56,760
4,200	Brookstone, Inc. (a)	79,296
2,100	Build-A-Bear Workshop, Inc. (a)	49,245
1,700	Building Material Holding Corp.	117,793
6,000	Burlington Coat Factory Warehouse Corp.	255,840
32,900	Charming Shoppes, Inc. (a)	306,957
3,900	Children's Place, Inc. (a)	182,013
2,200	Dress Barn, Inc. (a)	49,786
900	Electronics Boutique Holdings Corp. (a)	57,141
6,600	Genesco, Inc. (a)	244,794
3,800	Guess?, Inc. (a)	63,004
3,500	HOT Topic, Inc. (a)	66,920
900	Linens 'N Things, Inc. (a)	21,294
4,900	Lithia Motors, Inc., Class A	141,365
1,900	Movie Gallery, Inc.	50,217
4,900	Pacific Sunwear of California, Inc. (a)	112,651
5,300	Petco Animal Supplies, Inc. (a)	155,396
11,000	Rent-A-Center, Inc. (a)	256,190
4,700	Select Comfort Corp. (a)	100,721
1,900	Sonic Automotive, Inc.	40,394
1,200	Sports Authority, Inc. (The) (a)	38,160

SHARES	SECURITY DESCRIPTION	VALUE
	Specialty Retail - Continued
900	Stage Stores, Inc. (a)	$39,240
10,000	Stein Mart, Inc.	220,000
9,200	Too, Inc. (a)	215,004
2,100	Trans World Entertainment Corp. (a)	24,843
2,600	United Auto Group, Inc.	77,480
		4,291,396
	Textiles, Apparel & Luxury Goods - 1.2%
1,800	Brown Shoe Co., Inc.	70,470
1,800	DHB Industries, Inc. (a)	15,210
2,500	Fossil, Inc. (a)	56,750
7,100	K-Swiss, Inc., Class A	229,614
4,100	Kellwood Co.	110,290
4,300	Kenneth Cole Productions, Inc., Class A	133,816
3,800	Movado Group, Inc.	71,744
2,200	Russell Corp.	44,990
7,200	Skechers U.S.A., Inc., Class A (a)	102,672
3,700	Unifirst Corp.	149,998
		985,554
	Thrifts & Mortgage Finance - 3.1%
4,400	Accredited Home Lenders Holding Co. (a)	193,600
17,000	Bank Atlantic Bancorp, Inc., Class A	322,150
1,900	Commercial Capital Bancorp, Inc.	31,749
8,700	Corus Bankshares, Inc.	482,763
2,000	Dime Community Bancshares	30,400
8,657	First Niagara Financial Group, Inc.	126,219
256	First Place Financial Corp.	5,143
400	FirstFed Financial Corp. (a)	23,844
5,100	Flagstar Bancorp, Inc.	96,543
6,100	Fremont General Corp.	148,413
2,900	Gibraltar Industries, Inc.	53,766
1,200	ITLA Capital Corp. (a)	64,680
4,400	Partners Trust Financial Group, Inc.	46,992
10,200	Provident Bancorp, Inc.	123,522
14,200	R&G Financial Corp., Class B	251,198
3,800	Sterling Financial Corp. (a)	142,120
26,895	W Holding Co., Inc.	274,867
3,000	WSFS Financial Corp.	164,130
		2,582,099

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio14

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE PORTFOLIO OF INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Tobacco - 0.5%
17,600	Alliance One International, Inc.	$105,776
6,500	Universal Corp.	284,570
		390,346
	Trading Companies & Distributors - 1.5%
27,650	Applied Industrial Technologies, Inc.	892,818
8,500	Hughes Supply, Inc.	238,850
1,600	Nuco2, Inc. (a)	41,072
		1,172,740
	Wireless Telecommunication Services - 0.5%
8,100	Centennial Communications Corp. (a)	112,428
42,400	Dobson Communications Corp. (a)	180,624
2,500	InPhonic, Inc. (a)	38,450
381	Remec, Inc. (a)	2,438
7,700	US Unwired, Inc. (a)	44,814
		378,754
	Total Common Stocks (Cost $76,550,899)	80,838,012
	Total Long Term Investments (Cost $76,550,899)	80,838,012

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments - 2.4%
	Investment Company - 2.1%
1,755,477	JPMorgan Prime Money Market Fund (b) (m)	$1,755,477
PRINCIPAL AMOUNT
	U.S. Treasury Obligation - 0.3%
$200,000	U.S. Treasury Bond 1.88%, 11/30/05 (k)	198,836
	Total Short-Term Investments (Cost $1,954,799)	1,954,313
	Total Investments - 100.4% (Cost $78,505,698)	$82,792,325
	Liabilities in excess of other assets - (0.4)%	(298,590)
	NET ASSETS - 100.0%	$82,493,735

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION
5	Russell 2000 Index	September, 2005	$1,607,750	$37,726

Abbrevations:

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(h)  - Amount rounds to less than one thousand.

(k)  - Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT  - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

15JPMorgan Small Company Portfolio

JPMorgan Small Company Portfolio

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Unaudited)

ASSETS
Investments in non-affiliates, at value	$81,036,848
Investments in affiliates, at value	1,755,477
Total Investments securities at value	82,792,325
Receivables:
Investment securities sold	1,959,897
Portfolio shares sold	37,233
Interest and dividends	81,403
Variation margin on futures contracts	30,750
Total Assets	84,901,608
LIABILITIES
Payables:
Due to custodian	116,247
Investment securities purchased	1,813,148
Portfolio shares redeemed	341,536
Accrued liabilities:
Investment advisory fees payable	40,329
Administration fees	18,144
Custodian and accounting fees	3,557
Other	74,912
Total Liabilities	2,407,873
NET ASSETS	$82,493,735
NET ASSETS
Paid in capital	$76,863,052
Accumulated undistributed (distributions in excess of) net investment income	(24,376)
Accumulated undistributed net realized gains (losses) from investments and futures	1,330,706
Net unrealized appreciation (depreciation) from investments and futures	4,324,353
Total Net Assets	$82,493,735

Shares of beneficial interest outstanding	5,388,057
Net asset value, offering and redemption price per share (unlimited amount authorized, no par value)	$15.31
Cost of Investments	$78,505,698

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio16

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Unaudited)

INVESTMENT INCOME
Dividends	$334,919
Dividend income from affiliates*	43,552
Interest income	43,204
Foreign taxes withheld	(382)
Total investment income	421,293
EXPENSES
Investment advisory fees	236,497
Administrative fees	107,625
Custodian and accounting fees	33,061
Professional fees	31,372
Trustees' fees	3,085
Printing and mailing costs	20,195
Transfer agent fees	8,223
Miscellaneous	14,078
Total expenses before earnings credits	454,136
Less earnings credits	(940)
Net expenses	453,196
Net investment income (loss)	$(31,903)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FUTURES
Net realized gain (loss) on transactions from:
Investments	$1,409,338
Futures	40,776
Change in net unrealized appreciation/depreciation of:
Investments	(1,749,753)
Futures	(46,661)
Net realized/unrealized gains (losses) on investments and futures	(346,300)
Change in net assets resulting from operations	$(378,203)
* Includes reimbursements of investment advisory and adminstration fees	$2,867

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio17

JPMorgan Small Company Portfolio

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Unaudited)

	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(31,903)	$(224,224)
Net realized gain (loss) on investments and futures	1,450,114	22,604,048
Change in net unrealized appreciation/depreciation of investments and futures	(1,796,414)	(6,215,019)
Increase (decrease) in net assets from operations	(378,203)	16,164,805
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investment transactions	(10,439,244)	-
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	13,063,910	33,545,647
Dividends reinvested	10,439,244	-
Cost of shares redeemed	(11,753,727)	(20,363,767)
Increase (decrease)	11,749,427	13,181,880
NET ASSETS
Total increase (decrease) in net assets	931,980	29,346,685
Beginning of period	81,561,755	52,215,070
End of period	$82,493,735	$81,561,755
Accumulated undistributed (distributions in excess of) net investment income	$(24,376)	$7,527
SHARE TRANSACTIONS
Issued	793,569	2,185,437
Reinvested	753,736	-
Redeemed	(719,857)	(1,339,061)
Change in Shares	827,448	846,376

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio18

JPMorgan Small Company Portfolio

FINANCIAL HIGHLIGHTS

	Six Months Ended 6/30/05	Year Ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
PER SHARE OPERATING PERFORMANCE:
Net Asset value, beginning period	$17.88	$14.06	$10.34	$13.22	$14.38	$16.73
Investment Operations:
Net Investment income (loss)	(0.01)	(0.05)	(0.06)	- (c)	0.03	0.03
Net realized gains(losses) on investments	(0.32)	3.87	3.78	(2.86)	(1.18)	(1.93)
Total from investment operations	(0.33)	3.82	3.72	(2.86)	(1.15)	(1.90)
Less distributions:
Net investment income	-	-	-	(0.02)	(0.01)	(0.02)
Net realized gains	(2.24)	-	-	-	-	(0.43)
Total distributions	(2.24)	-	-	(0.02)	(0.01)	(0.45)
Net asset value, end of period	$15.31	$17.88	$14.06	$10.34	$13.22	$14.38
Total return (b)	(0.55)%	27.17%	35.98%	(21.65)%	(8.03)%	(11.32)%
Net assets, end of period (in thousands)	$82,494	$81,562	$52,215	$37,711	$43,229	$32,978
Ratios to average net assets: (a)
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	(0.08)%	(0.37)%	(0.53)%	0.05%	0.26%	0.30%
Expense without waivers reimbursements and earnings credits	1.15%	1.15%	1.15%	1.16%	1.15%	1.32%
Portfolio turnover rate (b)	24%	154%	60%	162%	91%	105%

  (a)  Annualized for periods less than one year

  (b)  Not annualized for periods less than one year

  (c)  Amount less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio19

JPMorgan Small Company Portfolio

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan Small Company Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

On December 24, 1996 the Trust received an exemptive order from the Securities and Exchange Commission permitting it to also offer its shares to insurance companies for the purpose of funding variable annuity contracts and to qualified pension and retirement plans.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities by utilizing the quotations of an independent pricing service, unless the Portfolio's adviser determines that use of another valuation methodology is appropriate. The pricing services use statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

B. Repurchase Agreements - The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a

JPMorgan Small Company Portfolio20

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

C. Restricted and Illiquid Securities - The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. Futures Contracts - The Portfolio may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Portfolio realizes a gain or loss.

Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, the Portfolio had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

The Portfolio records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

F. Allocation of Expenses - Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

G. Federal Income Taxes - The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated Portfolio of assets for insurance purposes

JPMorgan Small Company Portfolio21

JPMorgan Small Company Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

H. Foreign Taxes - The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

I. Dividends and Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Portfolio. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets at an annual fee rate of 0.60%

The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed from the affiliated money market fund in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.55% of the average daily net assets of the Portfolio. Under the Agreement, the Administrator is responsible for certain usual and customary expenses incurred by the Portfolio including fees and expenses of the custodian, professional and transfer agent fees, printing and postage, and expenses of the Trustees. In accordance with the agreement, the Portfolio pays for such expenses directly, deducting the amounts of such expenses from the Administrator's fee. The Administrator will reimburse the Portfolio to the extent that amounts paid for such expenses exceed 0.55%.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Portfolio's Administrator subject to the same fee agreements.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Portfolio's exclusive underwriter. JPMFD received no compensation in its capacity as the Portfolio's underwriter.

D. Custodian and Fund Accounting Fees - JPMCB provides the Portfolio custody and accounting services. The amounts paid directly to JPMCB by the Portfolio for

JPMorgan Small Company Portfolio22

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations. The Administrator is responsible for the compensation for such services pursuant to the Administrative Services Agreement.

E. Waivers and Reimbursements - The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.15% of the Portfolio's average daily net assets. The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages above is in place until at least April 30, 2006.

F. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Portfolio may use related party brokers/ dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/ dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S Government)	Sales (excluding U.S. Government)
JPMorgan Small Company Portfolio	$20,881,570	$18,548,239

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

	Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
JPMorgan Small Company Portfolio	$78,505,698	$9,009,390	$(4,722,763)	$4,286,627

JPMorgan Small Company Portfolio23

JPMorgan Small Company Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

6. Borrowings

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Portfolio was allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Portfolio to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Fund Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Portfolio. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

JPMorgan Small Company Portfolio24

JPMorgan Small Company Portfolio

TRUSTEES

Name (Year of Birth); Positions with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex(1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees

Cheryl Ballenger (1956); Chairperson (since 2004) and Trustee (since 2002)	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg (1937); Trustee (since 1996)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Ken Whipple (1934); Trustee (since 1996)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

Interested Trustee

John F. Ruffle(2) (1937); Trustee (since 1996)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes 13 investment companies.

  (2)  The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

  (3)  The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Small Company Portfolio25

JPMorgan Small Company Portfolio

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2001)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2004)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2004. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2004)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2004)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.)

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2004)	Vice President, JPMorgan Funds Management, Inc., Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

JPMorgan Small Company Portfolio26

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer for all mutual funds managed by Prudential.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

JPMorgan Small Company Portfolio27

JPMorgan Small Company Portfolio

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005	Annualized Expense Ratio
Actual	$1,000	$994	$5.69	1.15%
Hypothetical	$1,000	$1,019	$5.76	1.15%

JPMorgan Small Company Portfolio28

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-SCP-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

J.P. Morgan

Series

Trust II

U.S. Large Cap Core Equity Portfolio

CONTENTS

President's Letter	1

JPMorgan U.S. Large Cap Core Equity Portfolio Portfolio Characteristics	2

Schedule of Portfolio Investments	4

Financial Statements	6

Financial Highlights	9

Notes to Financial Statements	10

Trustees	14

Officers	15

Schedule of Shareholder Expenses	17

Highlights

•  U.S. equities experienced volatility over the six-month period

•  Interest rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan U.S. Large
Cap Core Equity Portfolio

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan U.S. Large Cap Core Equity Portfolio. Inside, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Mid Cap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

President
JPMorgan Funds

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
U.S. Large Cap Core Equity Portfolio

AS OF JUNE 30, 2005  (Unaudited)

PORTFOLIO CHARACTERISTICS

PORTFOLIO FACTS

Portfolio Inception	1/3/95

Fiscal Year End	December 31

Net Assets as of 6/30/2005	$50,648,154

Primary Benchmark	S & P 500 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	General Electric Co.	4.5%
2.	Citigroup, Inc.	4.5%
3.	Microsoft Corp.	3.3%
4.	Tyco International Ltd. (Bermuda)	3.3%
5.	Bank of America Corp.	3.2%
6.	Freddie Mac	3.1%
7.	Johnson & Johnson	2.8%
8.	ConocoPhillips	2.8%
9.	Chevron Corp.	2.7%
10.	Wyeth	2.5%

Top 10 equity holdings comprised 32.7% ($6,649,998) of the Portfolio's net assets. As of June 30, 2005, the Portfolio held 60 equity holdings. Portfolio holdings are subject to change at any time.

  *  As of June 30, 2005. The Portfolio's composition is subject to change. Percentages based on net assets.

JPMorgan U.S. Large Cap Core Equity Portfolio2

SEMI-ANNUAL REPORT JUNE 30

2005

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 Month	1 Year	5 Year	10 Year
U.S. LARGE CAP CORE EQUITY PORTFOLIO	(2.00)%	3.96%	(3.79)%	7.48%

TEN YEAR PERFORMANCE (06/30/95 TO 6/30/05)

Source: Lipper Inc.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown.

The JPMorgan U.S. Large Cap Core Equity Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan U.S. Large Cap Core Equity Portfolio, S&P 500 Index, and Lipper Variable Annuity Large-Cap Core Funds Average from June 30, 1995 to June 30, 2005. The performance of the Portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged, broad-based index that represents the U.S. stock markets. The Lipper Variable Annuity Large-Cap Core Funds Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMorgan U.S. Large Cap Core Equity Portfolio3

JPMorgan U.S. Large Cap Core
Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments – 99.5%
	Common Stocks - 99.5%
	Aerospace & Defense - 1.5%
19,525	Raytheon Co.	$763,818
	Beverages - 2.3%
28,025	Coca-Cola Co. (The)	1,170,044
	Biotechnology - 0.6%
7,200	OSI Pharmaceuticals, Inc. (a)	294,264
	Building Products - 1.8%
21,700	American Standard Cos., Inc.	909,664
	Capital Markets - 3.4%
21,200	Morgan Stanley	1,112,364
12,300	State Street Corp.	593,475
		1,705,839
	Chemicals - 1.9%
20,850	Praxair, Inc.	971,610
	Commercial Banks - 3.2%
35,100	Bank of America Corp.	1,600,911
	Communications Equipment - 4.6%
54,450	Cisco Systems, Inc. (a)	1,040,539
31,100	Corning, Inc. (a)	516,882
23,000	QUALCOMM, Inc.	759,230
		2,316,651
	Computers & Peripherals - 4.7%
49,100	Hewlett-Packard Co.	1,154,341
6,600	International Business Machines Corp.	489,720
11,250	Lexmark International, Inc., Class A (a)	729,337
		2,373,398
	Consumer Finance - 1.5%
14,700	American Express Co.	782,481
	Diversified Financial Services - 4.5%
49,325	Citigroup, Inc.	2,280,295

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - 1.3%
18,625	Verizon Communications, Inc.	$643,494
	Food & Staples Retailing - 4.5%
33,450	CVS Corp.	972,391
16,325	Safeway, Inc.	368,782
20,000	Wal-Mart Stores, Inc.	964,000
		2,305,173
	Food Products - 1.1%
17,525	Kraft Foods, Inc., Class A	557,470
	Health Care Equipment & Supplies - 0.9%
17,100	Boston Scientific Corp. (a)	461,700
	Health Care Providers & Services - 2.6%
9,850	HCA, Inc.	558,200
11,200	WellPoint, Inc. (a)	779,968
		1,338,168
	Hotels, Restaurants & Leisure - 1.7%
31,775	McDonald's Corp.	881,756
	Household Durables - 1.1%
6,700	Mohawk Industries, Inc. (a)	552,750
	Household Products - 1.8%
7,700	Colgate-Palmolive Co.	384,307
9,800	Procter & Gamble Co.	516,950
		901,257
	Industrial Conglomerates - 7.8%
65,900	General Electric Co.	2,283,435
57,400	Tyco International Ltd. (Bermuda)	1,676,080
		3,959,515
	Insurance - 4.1%
12,900	Allstate Corp. (The)	770,775
9,850	AMBAC Financial Group, Inc.	687,136
12,400	RenaissanceRe Holdings Ltd. (Bermuda)	610,576
		2,068,487

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Equity Portfolio4

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	IT Services - 1.2%
26,575	Accenture Ltd. (Bermuda) (a)	$602,455
	Media - 5.3%
34,475	Comcast Corp., Special Class A (a)	1,032,526
16,400	Dex Media, Inc.	400,324
7,700	E.W. Scripps Co., Class A	375,760
7,175	Gannett Co., Inc.	510,358
11,450	Viacom, Inc., Class B	366,629
		2,685,597
	Multi-Utilities - 1.5%
10,600	Dominion Resources, Inc.	777,934
	Oil, Gas & Consumable Fuels - 9.2%
24,100	Chevron Corp.	1,347,672
24,200	ConocoPhillips	1,391,258
79,350	El Paso Corp.	914,112
17,700	Exxon Mobil Corp.	1,017,219
		4,670,261
	Pharmaceuticals - 8.0%
21,750	Johnson & Johnson	1,413,750
38,960	Pfizer, Inc.	1,074,517
4,925	Sepracor, Inc. (a)	295,549
28,300	Wyeth	1,259,350
		4,043,166
	Semiconductors & Semiconductor Equipment - 1.0%
14,300	Analog Devices, Inc.	533,533
	Software - 5.1%
79	Computer Associates International, Inc.	2,171
67,525	Microsoft Corp.	1,677,321
67,200	Oracle Corp. (a)	887,040
		2,566,532
	Specialty Retail - 2.4%
17,925	Home Depot, Inc.	697,283
20,500	TJX Cos., Inc.	499,175
		1,196,458

SHARES	SECURITY DESCRIPTION	VALUE
	Textiles, Apparel & Luxury Goods - 0.7%
3,900	Nike, Inc., Class B	$337,740
	Thrifts & Mortgage Finance - 4.3%
24,325	Freddie Mac	1,586,720
15,050	Washington Mutual, Inc.	612,384
		2,199,104
	Tobacco - 2.2%
17,450	Altria Group, Inc.	1,128,318
	Wireless Telecommunication Services - 1.7%
26,000	Nextel Communications, Inc. (a)	840,060
	Total Common Stocks (Cost $43,042,407)	50,419,903
	Total Long-Term Investments (Cost $43,042,407)	50,419,903
Short-Term Investment - 1.0%
	Investment Company - 1.0%
497,523	JPMorgan Prime Money Market Fund (b) (m) (Cost $497,523)	497,523
	Total Investments - 100.5%	$50,917,426
	(Cost $43,539,930)
	Liabilities in excess of other assets - (0.5)%	(269,272)
	NET ASSETS - 100.0%	$50,648,154

Percentages indicated are based on net assets.

Abbrevations:

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Equity Portfolio5

JPMorgan U.S. Large Cap Core
Equity Portfolio

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Unaudited)

ASSETS
Investments in non-affiliates, at value	$50,419,903
Investments in affiliates, at value	497,523
Total Investments securities at value	50,917,426
Cash	2,540
Receivables:
Investment securities sold	175,027
Portfolio shares sold	8,844
Interest and dividends	72,025
Total Assets	51,175,862
LIABILITIES
Payables:
Investment securities purchased	173,339
Portfolio shares redeemed	254,506
Accrued liabilities:
Investment advisory fees payable	14,820
Administration fees	8,928
Custodian and accounting fees	6,479
Other	69,636
Total Liabilities	527,708
NET ASSETS	$50,648,154
NET ASSETS
Paid in capital	$62,852,486
Accumulated undistributed (distributions in excess of) net investment income	241,042
Accumulated undistributed net realized gains (losses) from investments	(19,822,870)
Net unrealized appreciation (depreciation) from investments	7,377,496
Total Net Assets	$50,648,154
Shares of beneficial interest outstanding	3,852,649
Net asset value, offering and redemption price per share (unlimited amount authorized, no par value)	$13.15
Cost of investments	$43,539,930

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Equity Portfolio6

JPMorgan U.S. Large Cap Core
Equity Portfolio

STATEMENT OF
OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Unaudited)

INVESTMENT INCOME
Dividends	$452,054
Dividend income from affiliates*	7,600
Total investment income	459,654
EXPENSES
Investment advisory fees	89,942
Administrative fees	57,768
Custodian and accounting fees	11,259
Interest expense	150
Professional fees	28,160
Trustees' fees	1,714
Printing and mailing costs	16,250
Transfer agent fees	5,881
Miscellaneous	7,596
Total expenses before earnings credits	218,720
Less earnings credits	(124)
Net expenses	218,596
Net investment income (loss)	241,058
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	1,725,500
Change in net unrealized appreciation/depreciation of:
Investments	(3,069,368)
Net realized/unrealized gains (losses) on investments	(1,343,868)
Change in net assets resulting from operations	$(1,102,810)
* Includes reimbursements of investment advisory and adminstration fees	$514

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Equity Portfolio7

JPMorgan U.S. Large Cap Core
Equity Portfolio

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$241,058	$638,051
Net realized gain (loss) on investments	1,725,500	1,936,625
Change in net unrealized appreciation/ depreciation of investments	(3,069,368)	2,099,178
Increase (decrease) in net assets from operations	(1,102,810)	4,673,854
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(638,046)	(403,177)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	3,026,454	6,353,039
Dividends reinvested	638,046	403,177
Cost of shares redeemed	(5,704,173)	(7,806,322)
Increase (decrease)	(2,039,673)	(1,050,106)
NET ASSETS
Total increase (decrease) in net assets	(3,780,529)	3,220,571
Beginning of period	54,428,683	51,208,112
End of period	$50,648,154	$54,428,683
Accumulated undistributed (distributions in excess of) net investment income	$241,042	$638,030
SHARE TRANSACTIONS
Issued	227,615	497,941
Reinvested	49,232	32,514
Redeemed	(430,064)	(617,174)
Change in Shares	(153,217)	(86,719)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Equity Portfolio8

JPMorgan U.S. Large Cap Core
Equity Portfolio

FINANCIAL HIGHLIGHTS

	Six Months Ended 6/30/05	Year Ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning period	$13.59	$12.51	$9.84	$13.06	$14.90	$17.35
Investment operations:
Net Investment income (loss)	0.07	0.16	0.10	0.08	0.06	0.07
Net realized gains (losses) on investments	(0.34)	1.02	2.65	(3.29)	(1.83)	(1.93)
Total from investment operations	(0.27)	1.18	2.75	(3.21)	(1.77)	(1.86)
Less distributions:
Net investment income	(0.17)	(0.10)	(0.08)	(0.01)	(0.07)	(0.10)
Net realized gains	-	-	-	-	-	(0.49)
Total distributions	(0.17)	(0.10)	(0.08)	(0.01)	(0.07)	(0.59)
Net asset value, end of period	$13.15	$13.59	$12.51	$9.84	$13.06	$14.90
Total return(b)	(2.00%)	9.49%	28.14%	(24.62%)	(11.91%)	(10.98%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$50,648	$54,429	$51,208	$42,713	$62,344	$55,793
Ratios to average net assets:(a)
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	0.94%	1.24%	0.89%	0.67%	0.48%	0.57%
Expense without waivers reimbursements and earnings credits	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Portfolio turnover rate(b)	20%	36%	86%	67%	52%	64%

  (a)  Annualized for periods less than one year

  (b)  Not annualized for periods less than one year

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Large Cap Core Equity Portfolio9

JPMorgan U.S. Large Cap Core
Equity Portfolio

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan U.S. Large Cap Core Equity Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993, for the purpose of funding flexible premium variable life insurance policies.

On December 24, 1996 the Trust received an exemptive order from the Securities and Exchange Commission permitting it to also offer its shares to insurance companies for the purpose of funding variable annuity contracts and to qualified pension and retirement plans.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities by utilizing the quotations of an independent pricing service, unless the Portfolio's adviser determines that use of another valuation methodology is appropriate. The pricing services use statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

JPMorgan U.S. Large Cap Core Equity Portfolio10

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

B. Repurchase Agreements - The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

C. Restricted and Illiquid Securities - The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

E. Allocation of Expenses - Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

F. Federal Income Taxes - The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

G. Dividends and Distributions to Shareholders - Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Portfolio. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets at an annual fee rate of 0.35%.

The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

JPMorgan U.S. Large Cap Core Equity Portfolio11

JPMorgan U.S. Large Cap Core
Equity Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Portfolio. Under the Agreement, the Administrator is responsible for certain usual and customary expenses incurred by the Portfolio including fees and expenses of the custodian, professional and transfer agent fees, printing and postage, and expenses of the Trustees. In accordance with the agreement, the Portfolio pays for such expenses directly, deducting the amounts of such expenses from the Administrator's fee. The Administrator will reimburse the Portfolio to the extent that amounts paid for such expenses exceed 0.50%.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Portfolio's Administrator subject to the same fee agreements.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of each Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Portfolio's exclusive underwriter. JPMFD received no compensation in its capacity as the Portfolio's underwriter.

D. Custodian and Fund Accounting Fees - JPMCB provides the Portfolio custody and accounting services. The amounts paid directly to JPMCB by the Portfolio for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations. The Administrator is responsible for the compensation for such services pursuant to the Administrative Services Agreement.

E. Waivers and Reimbursements - The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.85% of the Portfolio's average daily net assets. The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages above is in place until at least April 30, 2006.

F. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Portfolio may use related party brokers/ dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

JPMorgan U.S. Large Cap Core Equity Portfolio12

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$10,029,581	$12,003,687

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
$43,539,930	$8,423,208	$(1,045,712)	$7,377,496

6. Borrowings

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Portfolio was allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Portfolio to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Fund Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Portfolio. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

JPMorgan U.S. Large Cap Core Equity Portfolio13

JPMorgan U.S. Large Cap Core
Equity Portfolio

TRUSTEES

Name (Year of Birth); Positions with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex(1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees

Cheryl Ballenger (1956); Chairperson (since 2004) and Trustee (since 2002)	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg (1937); Trustee (since 1996)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Ken Whipple (1934); Trustee (since 1996)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

Interested Trustee

John F. Ruffle(2) (1937); Trustee (since 1996)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes 13 investment companies.

  (2)  The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

  (3)  The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan U.S. Large Cap Core Equity Portfolio14

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2001)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2004)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005 and One Group Mutual Funds from 2001 until 2004. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2004)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2004)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan U.S. Large cap core equity Portfolio15

JPMorgan U.S. Large Cap Core
Equity Portfolio

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Christopher D. Walsh (1965), Assistant Treasurer (2004)	Vice President, JPMorgan Funds Management, Inc., Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer for all mutual funds managed by Prudential.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

JPMorgan U.S. Large cap core equity Portfolio16

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005	Annualized Expense Ratio
Actual	$1,000	$980	$4.17	0.85%
Hypothetical	$1,000	$1,021	$4.26	0.85%

JPMorgan U.S. Large Cap Core Equity Portfolio17

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-USLCCEP-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT

SIX MONTHS ENDED JUNE 30, 2005

J.P. Morgan

Series

Trust II

Bond Portfolio

CONTENTS

President's Letter	1

JPMorgan Bond Portfolio Portfolio Characteristics	2

Schedule of Portfolio Investments	4

Financial Statements	21

Financial Highlights	25

Notes to Financial Statements	26

Trustees	34

Officers	35

Schedule of Shareholder Expenses	37

Highlights

•  U.S. employment figures maintained a healthy overall pace

•  Rising commodity prices elevated the economy's inflationary risks.

•  Longer maturity securities were the fiscal year's best performers

•  We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan
Bond Portfolio

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report on the JPMorgan Bond Portfolio. Inside you'll find information detailing performance of the Portfolio for the six months ended June 30, 2005.

U.S. economic growth continued to show resiliency, with 4.4% GDP growth for calendar 2004 and 3.8% for the first quarter of 2005. U.S. employment figures maintained a healthy overall pace, ending the period at 5.0%. Inflation remained tame, increasing 3.1% on a six-month annualized basis for the period ended June 30, 2005.

Long-term rates defied Fed action

The big surprise in the fixed-income market was the reaction to the Federal Reserve tightening campaign that lifted the target federal funds rate to 3.25% at the end of the period. As yields on shorter-maturity securities followed the upward trend, yields at the long end of the curve remained impervious.

Throughout the six-month period, the yield on the two-year Treasury climbed 57 basis points to yield 3.65% at June 30, 2005. In contrast, the yield on the 10-year Treasury slid 10 basis points to 3.91%, and the 30-year Treasury declined 64 basis points to 4.19% for the same six month period.

Slower growth, demand held down rates

Beginning in the second half of 2004, rising commodity prices, particularly for crude oil, elevated the economy's inflationary risks. But the bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As such, the market managed to keep downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

Performance was relatively flat in the first half of 2005 due to significant weakness in the auto sector, which plunged on the downgrades of Ford and General Motors to below-investment-grade status.

Given our expectations for stronger U.S. and global growth in the second half of 2005, and the consequent risk of an upsurge in inflation, current low bond yields appear vulnerable to a correction. Bond yields are likely to move higher on any evidence of rising inflation, but we are concerned that high energy prices simultaneously will cause inflation to accelerate and growth to slow.

We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation. We expect the Fed to end its tightening cycle at approximately 4% toward the end of 2005, with yields across the curve rising. Yet, if interest rates stabilize and core inflation remains under control, the stage could be set for a meaningful market recovery.

On behalf of all of us at JPMorgan Asset Management, thank you for the continued confidence and trust that you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch

President
JPMorgan Funds

"U.S. economic growth continued to show resiliency, with 4.4% GDP growth for calendar 2004 and 3.8% for the first quarter of 2005."

JPMorgan
Bond Portfolio

AS OF JUNE 30, 2005  (Unaudited)

PORTFOLIO CHARACTERISTICS

PORTFOLIO FACTS
Portfolio Inception	1/3/95
Fiscal Year End	December 31
Net Assets as of 6/30/2005	$ 86,908,420
Primary Benchmark	Lehman Brothers Aggregate Bond Index

COMPOSITION OF TOTAL NET ASSETS*

QUALITY BREAKDOWN*

  *  As of June 30, 2005. The portfolio's composition is subject to change. Percentages based on net assets.

JPMorgan Bond Portfolio2

SEMI-ANNUAL REPORT JUNE 30

2005

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEAR	10 YEAR
BOND PORTFOLIO	2.38%	7.22%	6.71%	6.09%

TEN YEAR PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper Inc.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown.

The JPMorgan Bond Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Bond Portfolio, Lehman Brothers Aggregate Bond Index, and Lipper Variable Annuity Corporate Debt Funds A-Rated Average from June 30, 1995 to June 30, 2005. The performance of the Portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregated Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed issues. The Lipper Variable Annuity Corporate Debt Funds A-Rated Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMorgan Bond Portfolio3

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 125.6%
	Asset Backed Securities - 21.6%
$517,288	American Express Account Master Trust Series 2004-C, Class C, FRN, 3.72%, 02/15/12 (e) (m)	$522,138
	AmeriCredit Automobile Receivables Trust
132,153	Series 2003-CF, Class A3, 2.75%, 09/11/05 (m)	131,772
270,000	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	268,370
391,631	Series 2003-DM, Class A3B, FRN, 3.37%, 12/06/07 (m)	391,854
225,000	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	221,614
100,000	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	98,372
335,000	Capital Auto Receivables Asset Trust Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	326,146
	Capital One Auto Finance Trust
125,000	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	123,468
300,000	Series 2004-A, Class A4, FRN, 3.32%, 03/15/11 (m)	300,438
750,000	Series 2004-B, Class A3, 2.96%, 04/15/09 (m)	737,048
	Capital One Master Trust
320,000	Series 2000-4, Class C, FRN, 4.02%, 08/15/08 (e) (m)	320,512
500,000	Series 2001-8A, Class A, 4.60%, 10/11/06 (m)	503,750
	Capital One Multi-Asset Execution Trust
880,000	Series 03-A, FRN, 4.47%, 12/15/10 (e) (m)	903,311
600,000	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	593,076
255,000	Carmax Auto Owner Trust Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	251,061
	Citibank Credit Card Issuance Trust
500,000	Series 2002-B1, Class B1, FRN, 3.80%, 06/21/07 (m)	501,931

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Asset Backed Securities - Continued
$545,000	Series 2003-A5, Class A5, 2.50%, 04/07/06 (m)	$539,230
440,000	Series 2003-C2, Class C2, FRN, 4.43%, 03/20/08 (m)	442,427
	Citigroup Mortgage Loan Trust, Inc.
330,000	Series 2005-OPT1, Class A1B, FRN, 3.52%, 02/25/35 (m)	330,387
	Countrywide Asset-Backed Certificates
164,660	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	164,005
190,000	Series 2003-5, Class MF1, 5.41%, 05/03/10 (m)	191,918
121,100	Series 2004-1, Class 3A, FRN, 3.59%, 04/25/34 (m)	121,153
120,000	Series 2004-1, Class M1, FRN, 3.81%, 06/15/09 (m)	120,598
100,000	Series 2004-1, Class M2, FRN, 3.86%, 05/09/09 (m)	100,235
	Countrywide Home Equity Loan Trust
478,967	Series 2004-I, Class A, FRN, 3.51%, 05/15/29 (m)	480,478
193,966	Series 2005-B, Class 2A, FRN, 3.40%, 05/15/35 (m)	193,956
560,000	Daimler Chrysler Auto Trust Series 2003-A, Class A4, 2.88%, 08/02/06 (m)	553,666
125,000	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2, Class M3, FRN, 3.79%, 03/25/35	124,726
330,000	Ford Credit Floorplan Master Owner Trust 3.37%, 05/17/10 (m)	330,000
156,906	GE Corporate Aircraft Financing LLC Series 2004-1A, Class A1, FRN, 3.40%, 08/25/11 (e) (m)	156,812
325,000	Gracechurch Card Funding plc Series 7A, FRN, 3.24%, 11/16/09 (m)	325,075

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio4

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Asset Backed Securities - Continued
$181,704	GSAMP Trust Series 2004-OPT, Class A1, FRN, 3.65%, 11/25/34 (m)	$182,223
551,069	Household Automotive Trust Series 2001-3, Class A4, 4.37%, 12/17/08 (m)	552,539
289,238	Household Mortgage Loan Trust Series 2004-HC1, Class A, FRN, 3.61%, 01/20/34 (m)	290,050
	Long Beach Mortgage Loan Trust
157,808	Series 2003-3, Class A, FRN, 3.63%, 06/27/07 (m)	158,010
185,564	Series 2003-4, Class AV3, FRN, 3.65%, 08/25/33 (m)	185,781
300,000	Series 2003-4, Class M1, FRN, 3.99%, 08/25/33 (m)	301,987
241,974	Series 2004-1, Class A3, FRN, 3.61%, 02/25/34 (m)	242,236
190,000	Series 2004-1, Class M1, FRN, 3.81%, 02/25/34 (m)	190,835
125,000	Series 2004-1, Class M2, FRN, 3.86%, 02/25/34 (m)	125,419
250,000	Series 2004-3, Class A3, FRN, 3.57%, 05/02/07 (m)	249,995
250,000	Series 2004-3, Class M1, FRN, 3.88%, 01/12/10 (m)	251,664
155,000	M&I Auto Loan Trust Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	152,395
125,000	MASTR Asset Backed Securities Trust Series 2005-OPT1, Class M2, FRN, 3.73%, 03/25/35 (m)	124,210
200,000	MASTR Asset Securitization Trust Series 2005-NC1, Class A4, FRN, 3.54%, 12/25/34 (m)	200,263
275,000	MBNA Credit Card Master Note Trust Series 2001-C2, Class C2, FRN, 4.37%, 12/15/13 (e) (m)	281,393
	New Century Home Equity Loan Trust
115,000	Series 2005-1, Class A2B, FRN, 3.53%, 03/25/35 (m)	115,166

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Asset Backed Securities - Continued
$125,000	Series 2005-1, Class M1, FRN, 3.76%, 03/25/35 (m)	$124,937
150,000	Series 2005-2, Class A2B, FRN, 3.49%, 06/25/35 (m)	150,037
260,000	Onyx Acceptance Grantor Trust Series 2003-C, Class A4, 2.66%, 10/03/06 (m)	255,157
	Option One Mortgage Loan Trust
97,961	Series 2003-1, Class A2, FRN, 3.73%, 02/25/33 (m)	98,261
97,138	Series 2003-5 Class A2, FRN, 3.63%, 08/25/33 (m)	97,321
387,510	Series 2005-2, Class A2, FRN, 3.39%, 05/25/35 (m)	387,417
169,287	Residential Asset Securities Corp Series 2003-KS9, Class A2B, FRN, 3.63%, 11/25/33 (m)	169,687
	Residential Asset Securities Corp.
67,367	Series 2002-KS4, Class AIIB, FRN, 3.56%, 07/25/32 (m)	67,500
161,354	Series 2003-KS5, Class AIIB, FRN, 3.60%, 07/25/33 (m)	161,645
	SLM Student Loan Trust
905,000	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	888,829
811,899	Series 2003-12, Class A2, FRN, 3.46%, 12/15/12 (m)	812,529
230,000	Triad Auto Receivables Owner Trust Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	226,783
270,000	Volkswagen Auto Loan Enhanced Trust Series 2003-2, Class A4, 2.94%, 06/30/07 (m)	265,240
	Wachovia Asset Securitization, Inc.
170,069	Series 2002-HE2, Class A, FRN, 3.74%, 12/25/32 (m)	170,995
254,401	Series 2003-HE2, Class AII1, FRN, 3.57%, 07/25/33 (m)	255,060
486,040	Series 2003-HE3, Class A, FRN, 3.56%, 11/25/33	486,949

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio5

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Asset Backed Securities - Continued
$195,000	WFS Financial Owner Trust Series 2003-4, Class A4, 3.15%, 02/15/07 (m)	$192,938
	Total Asset Backed Securities	18,784,978
	(Cost $18,882,553)
	Collateralized Mortgage Obligations - 26.8% Agency CMO - 3.1%
	Federal Home Loan Mortgage Corp.
395,636	IO, 4.50%, 02/15/11 (m)	17,749
1,063,373	IF, IO, FRN, 3.93%, 10/15/18 (m)	88,061
600,000	IO, 5.00%, 04/15/17 (m)	34,927
3,543,566	IO, FRN, 3.98%, 01/15/21 (m)	158,244
765,741	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	58,422
582,247	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	47,487
3,017,874	Series 2813, Class SB, IF, IO, FRN, 3.83%, 02/15/34 (m)	220,682
272,256	Federal Home Loan Mortgage Corp. STRIPS IO, 5.00%, 12/01/34 (m)	57,812
	Federal National Mortgage Association
860,660	IO, 5.00%, 11/25/30 (m)	102,963
175,986	Series 2003-18, Class DB, 4.50%, 09/25/22 (m)	176,021
88,586	Series 2003-19, Class JP, 4.50%, 11/25/22 (m)	88,481
1,144,333	Series 2004-61, Class TS, IO, FRN, 3.79%, 10/25/31 (m)	65,084
	Federal National Mortgage Association Interest STRIPS
4,727,256	Series 353, Class 2, IO, 5.00%, 07/25/34 (m)	977,951
2,364,477	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	510,949
	Government National Mortgage Association
430,000	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	27,738

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Agency CMO - Continued
$638,947	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	$55,668
256,785	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	14,659
		2,702,898
	Non-Agency CMO - 23.7%
	Adjustable Rate Mortgage Trust
340,350	Series 2004-1, Class 9A2, FRN, 3.71%, 12/25/34	341,259
144,847	Series 2005-4, Class 7A2, FRN, 3.54%, 08/25/35	144,751
390,558	Series 2005-5, Class 6A21, 3.54%, 09/25/35	390,298
226,284	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, FRN, 3.69%, 12/25/33 (m)	227,049
1,081,944	Countrywide Alternative Loan Trust Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	1,101,893
	Countrywide Home Loans
1,430,000	Series 2002-22, Class A20, 6.25%, 09/07/13 (m)	1,435,847
1,222,758	Series 2004-28R, Class A1, 5.50%, 08/25/33 (m)	1,235,175
227,209	Series 2004-K, Class 2A, FRN, 3.52%, 11/15/29 (m)	227,650
199,512	CR Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	213,104
372,700	CS First Boston Mortgage Securities Corp. Series 2004-5, Class 1A8, 6.00%, 08/04/06 (m)	374,809
	FHS, Inc.
6,000,000	IO, 5.50%, 07/15/35 (e)	1,151,250
6,000,000	PO, 5.50%, 07/15/35 (e)	4,933,125
250,000	Granite Mortgages plc (United Kingdom) Series 2004-3, Class 1A3, FRN, 3.53%, 09/20/44 (m)	250,075

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio6

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Non-Agency CMO - Continued
$270,547	GS Mortgage Securities Corp. II Series 2003-FL6A, Class A1, FRN, 3.37%, 11/15/15 (e) (m)	$270,521
799,399	GSMPS Mortgage Loan Trust Series 2005-RP1, Class 1AF, FRN, 3.66%, 01/25/35 (e) (m)	802,192
1,010,324	Harborview Mortgage Loan Trust Series 2005-3, Class 2A1A, FRN, 3.50%, 06/19/35 (m)	1,010,324
	Indymac Index Mortgage Loan Trust
560,000	3.63%, 08/25/35 (m)	560,000
451,374	Series 2004-AR7, Class A1, FRN, 3.75%, 09/25/34 (m)	454,618
95,886	LB Commercial Conduit Mortgage Trust Series 1999-C2, Class A1, 7.11%, 10/15/32 (m)	98,941
575,000	LB-UBS Commercial Mortgage Trust Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	581,828
193,689	Medallion Trust Series 2004-1G, Class A1, FRN, 3.42%, 05/25/35 (m)	193,775
815,000	Morgan Stanley Capital I Series 2005-IQ9, Class A5, 4.70%, 07/15/56 (m)	824,038
	RESI Finance LP
526,938	Series 2003-C, Class B3, FRN, 4.59%, 09/10/35 (e) (m)	535,952
97,581	Series 2003-C, Class B4, FRN, 4.79%, 09/10/35 (e) (m)	99,165
506,893	Series 2003-D, Class B3, FRN, 4.49%, 12/10/35 (e) (m)	508,587
165,715	Series 2003-D, Class B4, FRN, 4.69%, 12/10/35 (e) (m)	166,263
	RESI Finance LP (Cayman Islands)
386,812	Series 2003-B, Class B3, FRN, 4.74%, 07/10/35 (e) (m)	400,229
244,161	Series 2005-A, B3, FRN, 3.77%, 03/10/37 (e) (m)	244,161
99,658	Series 2005-A, Class B4, FRN, 3.87%, 03/10/37 (e) (m)	99,658

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Non-Agency CMO - Continued
$125,069	RMAC Series 2004-NS1, Class A1B, FRN, 3.50%, 12/12/20 (e) (m)	$125,069
61,541	Saco, Inc. Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (m)	61,473
496,840	Structured Asset Mortgage Investments, Inc. Series 2005-AK2, Class 2A1, FRN, 3.54%, 05/25/45	497,461
	Washington Mutual Mortgage Securities Corp.
16,559	Series 2002-S8, Class 2A21, 5.75%, 01/25/33 (m)	16,520
286,876	Series 2005-AR2, Class 2A21, FRN, 3.64%, 01/25/45 (m)	287,210
700,000	Series 2005-AR9, Class 1A1, 3.75%, 07/25/45 (f)	700,000
		20,564,270
	Total Collateralized Mortgage Obligations (Cost $23,502,095)	23,267,168
	Corporate Bonds - 30.7% Aerospace & Defense - 0.3%
200,000	General Dynamics Corp. 2.13%, 05/15/06	197,020
	Auto Components - 0.1%
44,000	TRW Automotive, Inc. 9.38%, 02/15/13 (m)	48,730
	Automobiles - 1.5%
175,000	American Honda Finance Corp. FRN, 3.35%, 05/11/07 (e) (m)	175,131
250,000	Daimlerchrysler NA Holding Corp. FRN, 3.89%, 05/24/06	250,642
	Ford Motor Credit Co.
350,000	FRN, 4.39%, 03/21/07 (m)	342,613
545,000	7.88%, 06/15/10 (m)	540,912
		1,309,298

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio7

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Banks - 0.2%
$170,000	Shinhan Bank (South Korea) VAR, 5.66%, 03/02/35	$170,474
	Building Products - 0.3%
260,000	Masco Corp. 4.80%, 06/15/15 (m)	258,366
	Capital Markets - 2.6%
75,000	Arch Western Finance LLC 6.75%, 07/01/13 (m)	77,438
	Bear Stearns Cos, Inc. (The)
440,000	FRN, 3.31%, 01/16/07 (m)	440,827
165,000	FRN, 3.34%, 04/29/08 (m)	165,070
	Goldman Sachs Group, Inc.
350,000	FRN, 3.33%, 07/28/06	350,169
280,000	6.35%, 02/15/34 (m)	303,383
350,000	Merrill Lynch & Co., Inc. FRN, 3.27%, 10/19/07 (m)	350,132
	Morgan Stanley
430,000	FRN, 3.27%, 01/12/07 (m)	430,326
100,000	FRN, 3.35%, 11/09/07 (m)	99,973
		2,217,318
	Chemicals - 0.4%
40,000	Huntsman International Holdings LLC 9.88%, 03/01/09 (m)	42,800
190,000	ICI Wilmington, Inc. 5.63%, 12/01/13 (m)	197,132
65,000	PolyOne Corp. 10.63%, 05/15/10 (m)	68,738
		308,670
	Commercial Banks - 6.5%
240,000	BNP Paribas (France) 5.19%, 12/31/49 (e) (m)	242,644
185,000	Chuo Mitsui Trust & Bank (Japan) VAR, 5.51%, 12/31/49 (e) (m)	181,749
210,000	HBOS Treasury Services plc (United Kingdom) 3.60%, 08/15/07 (e) (m)	208,064

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
$360,000	HSBC Capital Funding LP (United Kingdom) VAR, 4.61%, 12/31/49 (e) (m)	$351,316
300,000	HSBC Finance Corp. FRN, 3.37%, 05/09/08 (m)	299,836
165,000	Industrial Bank of Korea (South Korea) VAR, 4.00%, 05/19/14 (e) (m)	160,370
200,000	Keycorp FRN, 3.36%, 07/23/07 (m)	200,213
155,000	Korea First Bank (South Korea) VAR, 7.27%, 03/03/34 (e) (m)	174,173
195,000	Mizuho JGB Investment LLC VAR, 9.87%, 12/31/49 (e) (m)	220,911
205,000	Mizuho Preferred Capital VAR, 8.79%, 12/29/49 (e) (m)	226,176
315,000	National Capital Trust VAR, 5.49%, 12/31/49 (e) (m)	324,365
250,000	Northern Rock plc FRN, 3.27%, 10/19/07 (e) (m)	250,133
300,000	RBS Capital Trust I VAR, 5.51%, 09/30/14 (m)	311,584
275,000	Residential Capital Corp. 4.84%, 06/29/07 (e) (m)	275,103
385,000	Royal Bank of Scotland (United Kingdom) 7.82%, 12/31/05 (m)	392,588
150,000	Royal Bank of Scotland plc FRN, 3.30%, 11/24/06 (e) (m)	150,024
290,000	Suntrust Bank 2.50%, 11/01/06 (m)	283,344
270,000	United Overseas Bank Ltd. (Singapore) VAR, 5.38%, 09/03/19 (e) (m)	278,068
390,000	US Bank NA 2.85%, 11/15/06 (m)	383,566
200,000	Wachovia Corp. FRN, 3.23%, 07/20/07	200,073
135,000	Wells Fargo & Co. FRN, 3.51%, 03/23/07	135,097
250,000	Westpac Banking Corp. FRN, 3.35%, 05/25/07 (e)	250,200

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio8

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Commercial Banks - Continued
$150,000	Woori Bank (South Korea) VAR, 5.75%, 03/13/14 (e)	$154,267
		5,653,864
	Commercial Services & Supplies - 0.1%
125,000	Allied Waste North America 6.13%, 02/15/14 (m)	116,094
	Construction & Engineering - 0.4%
305,000	Caterpillar Financial Service Corp. FRN, 3.37%, 02/26/07 (m)	305,371
	Consumer Finance - 2.0%
	American General Finance Corp.
340,000	3.00%, 11/15/06 (m)	334,630
170,000	4.50%, 11/15/07 (m)	170,360
	Capital One Financial Corp.
35,000	5.25%, 02/21/17 (m)	34,692
335,000	8.75%, 02/01/07 (m)	357,686
	General Motors Acceptance Corp.
100,000	FRN, 4.13%, 03/20/07 (m)	96,984
125,000	FRN, 4.15%, 05/18/06 (m)	124,409
425,000	Household Finance Corp. FRN, 3.38%, 02/09/07	425,847
150,000	John Deere Capital Corp. FRN, 3.48%, 03/16/06	150,060
		1,694,668
	Containers & Packaging - 0.2%
45,000	Crown Euro Holdings (France) 9.50%, 03/01/11 (m)	49,725
65,000	Owens Brockway Glass Container, Inc. 8.25%, 05/15/13 (m)	70,606
30,000	Owens-Brockway 7.75%, 05/15/11 (e) (m)	31,875
		152,206
	Diversified Financial Services - 3.3%
250,000	Aries Vermoegensverwaltungs Gm (Germany) 9.60%, 10/25/2014	324,063
	CIT Group, Inc.
115,000	FRN, 3.49%, 05/18/07 (m)	115,206

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Diversified Financial Services - Continued
$400,000	FRN, 3.65%, 06/19/06	$400,665
260,000	Citigroup, Inc. FRN, 3.56%, 03/20/06	260,329
220,000	Credit Suisse First Boston USA, Inc. FRN, 3.45%, 06/02/08 (m)	219,916
100,000	General Electric Capital Corp. FRN, 3.32%, 05/19/08 (m)	99,981
150,000	HSBC Finance Corp. 5.00%, 06/30/15 (m)	151,171
	Pricoa Global Funding I
400,000	FRN, 3.62%, 12/22/06 (e) (m)	400,989
345,000	3.90%, 12/15/08 (e) (m)	341,190
256,838	TRAINS VAR, 8.21%, 08/01/15 (e) (m)	271,286
105,000	UFJ Finance Aruba AEC (Aruba) 6.75%, 07/15/13 (m)	117,096
30,000	UGS Corp. 10.00%, 06/01/12 (m)	33,300
150,000	Xlliac Global Funding FRN, 3.54%, 06/02/08	149,940
		2,885,132
	Diversified Telecommunication Services - 1.4%
85,000	BellSouth Corp. 6.00%, 11/15/34 (m)	90,388
265,000	Deutsche Telekom International Finance BV (Netherlands) 5.25%, 07/22/13 (m)	275,130
	France Telecom S.A. (France)
110,000	8.00%, 03/01/11 (m)	127,652
(EUR) 105,000	8.75%, 03/01/31 (m)	146,392
65,000	Qwest Corp. 9.13%, 03/15/12 (e) (m)	70,688
	Sprint Capital Corp.
220,000	6.00%, 01/15/07 (m)	225,444
115,000	6.90%, 05/01/19 (m)	131,708
135,000	8.75%, 03/15/32 (m)	187,800
		1,255,202

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio9

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Electric Utilities - 2.0%
$140,000	Alabama Power Co. 2.80%, 12/01/06 (m)	$137,662
280,000	Dominion Resources, Inc. 7.20%, 09/15/14 (m)	325,180
255,000	Exelon Corp. 4.90%, 06/15/15 (m)	255,909
28,000	Pacific Gas & Electric Co. FRN, 3.82%, 04/03/06 (m)	28,000
155,000	Pacificorp 4.30%, 09/15/08 (m)	155,597
100,000	Pepco Holdings, Inc. 7.45%, 08/15/32 (m)	123,695
	Progress Energy, Inc.
310,000	6.85%, 04/15/12 (m)	344,388
80,000	7.00%, 10/30/31 (m)	92,400
265,000	Scottish Power plc (United Kingdom) 5.38%, 03/15/15 (m)	271,638
		1,734,469
	Electronic Equipment & Instruments - 0.1%
50,000	Celestica, Inc. (Canada) 7.88%, 07/01/11 (m)	51,250
	Food & Staples Retailing - 0.6%
210,000	Delhaize America, Inc. 9.00%, 04/15/31 (m)	262,181
275,000	Safeway, Inc. 4.13%, 11/01/08 (m)	271,041
		533,222
	Health Care Equipment & Supplies - 0.1%
50,000	Fresenius Medical Care Capital Trust 7.88%, 02/01/08 (m)	52,375
	Health Care Providers & Services - 0.4%
145,000	HCA, Inc. 6.38%, 01/15/15 (m)	150,453
	Service Corp. International
25,000	6.75%, 04/01/16 (m)	25,563
25,000	7.70%, 04/15/09 (m)	26,750
190,000	UnitedHealth Group, Inc. 3.30%, 01/30/08 (m)	185,598
		388,364

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Hotels, Restaurants & Leisure - 0.2%
$60,000	ITT Corp. 7.38%, 11/15/15 (m)	$66,750
4,224	Mandalay Resort Group 9.38%, 02/15/10 (m)	4,721
70,000	MGM Grand, Inc. 5.88%, 02/27/14 (m)	67,987
65,000	Vail Resorts, Inc. 6.75%, 02/15/14 (m)	65,975
		205,433
	Household Durables - 0.3%
35,000	DR Horton, Inc. 8.50%, 04/15/12 (m)	38,151
90,000	KB Home 5.75%, 02/01/14 (m)	89,198
45,000	Sealy Mattress Co. 8.25%, 06/15/14 (m)	45,450
55,000	Standard Pacific Corp. 6.88%, 05/15/11 (m)	55,688
		228,487
	Household Products - 0.1%
100,000	Spectrum Brands, Inc. 7.38%, 02/01/15 (e) (m)	96,750
	Industrial Conglomerates - 0.3%
	Hutchison Whampoa Ltd. (Cayman Islands)
120,000	6.25%, 01/24/14 (e) (m)	128,998
140,000	7.45%, 11/24/33 (e) (m)	164,722
		293,720
	Insurance - 1.2%
100,000	Arch Capital Group Ltd. (Bermuda) 7.35%, 05/01/34 (m)	112,861
225,000	Aspen Insurance Holdings Ltd. (Bermuda) 6.00%, 08/15/14 (m)	233,892
	Liberty Mutual Group
90,000	6.50%, 03/15/35 (e) (m)	89,172
105,000	7.00%, 03/15/34 (e) (m)	110,502
250,000	Nationwide Mutual Insurance VAR, 5.81%, 12/15/24 (e)	257,605

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio10

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Insurance - Continued
	Odyssey Re Holdings Corp.
$50,000	6.88%, 05/01/15 (m)	$51,311
80,000	7.65%, 11/01/13 (m)	86,363
130,000	Protective Life Secured Trust FRN, 3.22%, 01/14/08 (m)	129,995
		1,071,701
	IT Services - 0.0% (g)
40,000	Iron Mountain, Inc. 6.63%, 01/01/16 (m)	37,000
	Media - 1.7%
145,000	Time Warner, Inc. 7.63%, 04/15/31	181,089
45,000	Cablevision Systems Corp. 8.00%, 04/15/12 (m)	44,100
50,000	Charter Communications Operating LLC 8.00%, 04/30/12 (e) (m)	49,750
235,000	Clear Channel Communications, Inc. 5.50%, 09/15/14 (m)	222,888
	Comcast Corp.
175,000	4.95%, 06/15/16 (m)	174,206
45,000	7.05%, 03/15/33 (m)	53,129
100,000	Dex Media, Inc. SUB, 9.00%, 11/15/13 (m)	80,500
40,000	Echostar DBS Corp. 6.38%, 10/01/11 (m)	39,650
230,000	News America, Inc. 6.20%, 12/15/34 (m)	241,383
120,000	TCI Communications, Inc. 7.88%, 02/15/26 (m)	149,873
135,000	Time Warner Entertainment Co. LP 8.38%, 03/15/23 (m)	172,609
75,000	Time Warner Entertainment, Inc. 9.15%, 02/01/23 (m)	102,972
		1,512,149
	Metals & Mining - 0.4%
115,000	Newmont Mining Corp. 5.88%, 04/01/35 (m)	117,186

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	Metals & Mining - Continued
$150,000	Noranda Corp. (Canada) 6.00%, 10/15/15 (m)	$157,446
45,000	Noranda, Inc. (Canada) 6.20%, 06/15/35 (m)	44,641
		319,273
	Office Electronics - 0.0% (g)
20,000	Xerox Corp. 7.63%, 06/15/13	21,525
	Oil, Gas & Consumable Fuels - 1.0%
215,000	BP Capital Markets plc 2.75%, 12/29/06 (m)	211,562
120,000	Enterprise Products Partners LP 6.65%, 10/15/34 (m)	131,744
	Kinder Morgan Energy Partners LP
55,000	7.30%, 08/15/33 (m)	66,720
105,000	7.40%, 03/15/31 (m)	127,932
65,000	7.75%, 03/15/32 (m)	82,516
225,000	Nexen, Inc. (Canada) 5.88%, 03/10/35 (m)	228,670
50,000	Valero Energy Corp. 7.50%, 04/15/32 (m)	61,716
		910,860
	Paper & Forest Products - 0.1%
110,000	Georgia Pacific Corp. 7.70%, 06/15/15 (m)	125,400
	Real Estate - 1.1%
260,000	Developers Diversified Realty Corp. (REIT) 5.50%, 05/01/15 (m)	265,480
	Istar Financial, Inc.
265,000	5.15%, 03/01/12 (m)	261,910
125,000	6.00%, 12/15/10 (m)	130,018
260,000	Simon Property Group LP 5.10%, 06/15/15 (e) (m)	259,861
		917,269
	Road & Rail - 0.4%
310,000	CSX Corp. FRN, 3.51%, 08/03/06 (m)	310,564

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio11

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - 0.0% (g)
$30,000	Freescale Semiconductor, Inc. 7.13%, 07/15/14 (m)	$32,250
	Software - 0.4%
370,000	Computer Associates International, Inc. 5.63%, 12/01/14 (e) (m)	376,105
	Thrifts & Mortgage Finance - 0.4%
325,000	Countrywide Home Loans, Inc. FRN, 3.42%, 02/17/06	325,046
	Wireless Telecommunication Services - 0.6%
135,000	America Movil S.A. de C.V. (Mexico) 6.38%, 03/01/35 (m)	131,740
160,000	Motorola, Inc. 7.50%, 05/15/25 (m)	195,723
40,000	Nextel Communications, Inc. 7.38%, 08/01/15 (m)	43,200
185,000	Rogers Wireless Communications, Inc. (Canada) 6.38%, 03/01/14 (e) (m)	188,237
		558,900
	Total Corporate Bonds (Cost $26,229,983)	26,674,525
	U.S. Government Agency Mortgages - 32.2%
	Federal Home Loan Mortgage Corp. Gold Pools
174,376	6.00%, 02/01/35 (m)	178,913
1,884,000	TBA, 6.00%, 08/15/35	1,929,923
330,000	TBA, 5.50%, 07/15/35	334,538
	Federal National Mortgage Association Conventional Pools
3,400,000	TBA, 5.00%, 07/25/20	3,437,189
6,200,000	TBA, 5.00%, 07/25/35	6,200,000
13,300,000	TBA, 5.50%, 07/25/35	13,478,725
700,000	TBA, 6.00%, 07/25/35	717,500
1,700,000	Government National Mortgage Association Various Pools TBA, 5.50%, 08/15/35	1,733,470
	Total U.S. Government Agency Mortgages (Cost $27,953,489)	28,010,258

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
	U.S. Government Agency Securities - 1.4%
$300,000	Federal Home Loan Mortgage Corp. 6.25%, 07/15/32 (m)	$376,683
	Federal National Mortgage Association
615,000	7.13%, 01/15/30 (m)	840,850
1,000	7.00%, 07/15/05	1,002
	Total U.S. Government Agency Securities (Cost $984,862)	1,218,535
	U.S. Treasury Obligations - 5.7%
	U.S. Treasury Bonds
930,000	5.38%, 02/15/31	1,097,400
150,000	6.75%, 08/15/26 (k)	200,936
500,000	7.25%, 08/15/22 (k)	680,391
	U.S. Treasury Notes
10,189	1.66%, 01/15/15	10,152
210,000	3.50%, 11/15/09	208,154
70,000	3.50%, 02/15/10	69,297
185,000	3.63%, 06/15/10	184,191
160,000	3.75%, 03/31/07	160,244
360,000	3.88%, 05/15/10	362,053
935,000	4.00%, 03/15/10	945,189
375,000	4.00%, 04/15/10	379,102
240,000	4.00%, 02/15/15	240,853
360,000	4.13%, 05/15/15	365,259
	Total U.S. Treasury Obligations (Cost $4,727,333)	4,903,221
	Foreign Government Securities - 7.0%
	Brazil Government International Bond (Brazil)
75,000	10.50%, 07/14/14	88,875
55,000	11.00%, 08/15/15	66,083
55,000	11.00%, 08/17/40	66,083
106,000	12.25%, 03/06/30	141,775
520,870	Colombia Government International Bond (Colombia) 9.75%, 04/09/11	594,844
(EUR) 945,000	Federal Republic of Germany (Germany) 4.75%, 07/04/34	1,364,069

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio12

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Foreign Government Securities - Continued
$312,000	Italy Government International Bond (Italy) 4.50%, 01/21/15	$315,763
	Mexico Government International Bond (Mexico)
100,000	5.88%, 01/15/14 (m)	104,350
50,000	6.63%, 03/03/15	54,925
165,000	8.30%, 08/15/31	205,425
110,000	11.50%, 05/15/26	176,550
	Peru Government International Bond (Peru)
34,000	8.38%, 05/03/16	38,165
191,000	8.75%, 11/21/33	215,353
	Russia Government International Bond (Russia)
220,000	8.75%, 07/24/05	220,693
890,000	8.75%, 07/24/05 (e) (m)	892,801
185,000	12.75%, 06/24/28	334,850
	Ukraine Government International Bond (Ukraine)
200,000	6.88%, 03/04/11 (e)	210,500
270,000	7.65%, 06/11/13	297,675
	Venezuela Government International Bond (Venezuela)
595,000	9.25%, 09/15/27	623,858
70,000	10.75%, 09/19/13	81,935
	Total Foreign Government Securities (Cost $5,895,435)	6,094,572
SHARES
	Preferred Stock - 0.0% (g)
100	Home Ownership Funding Corp. (e) (Cost $100,104) (m)	33,719
NUMBER OF UNITS
	Options Purchased - 0.2% Call Options Purchased - 0.1%
11	Federal Fund 30 Day, Jul-05 @96.75	113
1,400,000	Call Option on Interest Rate Swap, expiring 12/21/05. If exercised the Portfolio receives 4.52% and pays floating 3 month LIBOR, expiring 12/23/05, European Style	33,166

NUMBER OF UNITS	SECURITY DESCRIPTION	VALUE
	Call Options Purchased - Continued
17,040,000	Call Option on Interest Rate Swap, expiring 06/27/06. If exercised the Portfolio receives 4.08% and pays floating 3 month LIBOR, expiring 06/27/07, European Style	$55,959
16	U.S. Long Bond (CBT), Sep-05 @119	21,750
		110,988
	Put Options Purchased - 0.1%
11	Federal Fund 30 Day, July-05 @96.75	573
5,700,000	FNMA, 30 Year, 5.00%, 9/07 TBA @99.00	22,189
4,000,000	FNMA, 30 Year, 5.50%, 9/07 TBA @98.95	14,841
3,300,000	Put Option on Interest Rate Swap, expiring 09/07/05. If exercised the Portfolio pays 4.21% and receives floating 3 month LIBOR, expiring 09/09/10, European Style	19,194
1,400,000	Put Option on Interest Rate Swap, expiring 12/21/05. If exercised the Portfolio pays 4.52% and receives floating 3 month LIBOR, expiring 12/23/15, European Style	21,994
		78,791
	Total Options Purchased (Cost $204,001)	189,779
	Total Long-Term Investments (Cost $108,479,855)	109,176,755
PRINCIPAL AMOUNT (USD)
	Short-Term Investments - 14.7% Commercial Paper - 3.2%
$250,000	DNB Nor Bank ASA (Norway) 3.14%, 07/18/05	249,617
600,000	Cantabric Finance LLC 3.08%, 07/11/05	599,435
1,750,000	ING U.S. Funding LLC 3.12%, 08/15/05	1,742,887

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio13

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

PRINCIPAL AMOUNT (USD)	SECURITY DESCRIPTION	VALUE
Short-Term Investments - continued
	Commercial Paper - Continued
$190,000	Alliance & Leicester plc (United Kingdom) 3.05%, 07/07/05	$189,890
		2,781,829
SHARES
	Investment Companies - 11.5%
9,988,065	JPMorgan Prime Money Market Fund (b) (m)	9,988,065
	Total Short-Term Investments (Cost $12,770,327)	12,769,894

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments - continued
	Total Investments - 140.3%
	(Cost $121,250,182)	$121,946,649
	Liabilities in Excess of Other Assets - (40.3)%	(35,038,229)
	Net Assets - 100.0%	$86,908,420

    Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION (DEPRECIATION) (USD)
	Long Futures Outstanding
21	30 Day Federal Fund	August, 2005	$8,451,218	$(1,105)
24	EURO-SCHATZ	September, 2005	3,101,427	4,496
62	U.S. 2 Year Treasury Note	September, 2005	12,866,514	10,111
27	U.S. 5 Year Treasury Note	September, 2005	2,924,954	15,093
7	U.S. 10 Year Treasury Note	September, 2005	794,806	(524)
19	U.S. 10 Year Treasury Note	December, 2005	2,141,809	(2,231)
	Short Futures Outstanding
(21)	EURO BOBL	September, 2005	(2,928,296)	(10,481)
(14)	EURO-BUND	September, 2005	(2,085,515)	(6,834)
(1)	Japan 10 Year Bond	September, 2005	(1,268,450)	(4,654)
(14)	U.S. Long Bond	September, 2005	(1,652,201)	(10,299)
(16)	EURODOLLAR	December, 2006	(3,851,336)	13,136
				$6,708

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 6/30/05 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)
1,108,000	EUR	7/15/05	$1,423,957	$1,341,289	$82,668

SEE NOTES TO FINANCIAL STATEMENTS.

14JPMorgan Bond Portfolio

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

OPTIONS WRITTEN
UNITS	CALL OPTIONS WRITTEN	VALUE
840,000	Call Option on Interest Rate Swap, expiring 06/21/07. If exercised the Portfolio receives 4.65% and pays floating 3 month LIBOR, expiring 06/26/17, European Style	$(35,918)
850,000	Call Option on Interest Rate Swap, expiring 06/23/08. If exercised the Portfolio receives 4.65% and pays floating 3 month LIBOR, expiring 06/25/18, European Style	(38,522)
3,400,000	Call Option on Interest Rate Swap, expiring 06/27/06. If exercised the Portfolio receives 4.25% and pays floating 3 month LIBOR, expiring 06/27/11, European Style	(58,089)
		(132,529)

UNITS	PUT OPTIONS WRITTEN	VALUE
46	60 Day EURODollar @95.87	$(4,888)
8,000,000	FNMA, 30 Year, 5.00% TBA, Sep-05 @97.97, European Style	(12,432)
6,000,000	FNMA, 30 Year, 5.50% TBA, Sep-05 @101, European Style	(22,031)
11,000,000	FNMA, 30 Year, 5.50% TBA , Sep-05 @100.5, European Style	(24,056)
850,000	Put Option on Interest Rate Swap, expiring 05/23/08. If exercised the Portfolio pays 4.65% and receives floating 3 month LIBOR, expiring 06/25/18, European Style	(37,876)
840,000	Put Option on Interest Rate Swap, expiring 06/21/07. If exercised the Portfolio pays 4.65% and receives floating 3 month LIBOR, expiring 06/26/17, European Style	(29,383)
		(130,666)
	Total Options Written (Total Premiums Received $285,643)	$(263,195)

Swap Contracts

DESCRIPTION	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Swap - Rate Lock with Citibank N.A. on 5 Year Forward Contract, rate less 4.19%, the Portfolio pays negative, receives positive.	8/9/10	$2,590,000	$(5,000)
Swap - Rate Lock with Merrill Lynch Capital Services on 5 Year Forward Contract, rate less 4.20%, the Portfolio pays negative, receives positive.	7/25/10	1,290,000	(1,407)
Total Return/Spread Swap with Lehman Brothers Special Financing on Lehman Brothers 8.5 Year AAA CMBS Index. The Portfolio receives positive when spread tightens, pays negative when spread widens.	7/1/05	3,000,000	10,047
Total Return/Spread Swap with Bank of America on Bank of America AAA CMBS Index. The Portfolio receives positive when spread tightens, pays negative when spread widens.	7/29/05	3,000,000	10,344
Credit Default contract with Deutsche Bank AG, New York. Portfolio pays quarterly payment of 26.25 (105 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	4/20/06	1,000,000	(6,106)
Credit Default contract with Union Bank of Switzerland AG, London. Portfolio pays quarterly payment of 30.75 (123 per annum) BPS times notional amount of Colombian Government, 10.38%, 1/28/33. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	6/20/07	3,200,000	(8,000)
Credit Default contract with Morgan Stanley Capital Services. Portfolio pays quarterly payment of 5.75 (23 per annum) BPS times notional amount of FPL Group Capital, Inc., 7.38%, 6/1/09. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	9/20/10	600,000	545

SEE NOTES TO FINANCIAL STATEMENTS.

15JPMorgan Bond Portfolio

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

Swap Contracts - continued

DESCRIPTION	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Default contract with Deutsche Bank AG, New York. Portfolio pays semi-annually payment of 52.5 (105 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	6/20/10	$1,000,000	$(5,141)
Credit Default contract with Deutsche Bank AG, New York. Portfolio pays semi-annually payment of 53 (106 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	6/20/10	1,500,000	(12,463)
Credit Default contract with Morgan Stanley Capital Services. Portfolio pays semi-annually payment of 56 (112 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	4/20/10	1,000,000	(12,877)
Credit Default contract with Deutsche Bank AG, New York. Portfolio pays semi-annually payment of 48 (96 per annum) BPS times notional amount of Mexico Government, 7.50%, 4/8/33. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	7/20/10	1,000,000	(3,452)
Credit Default contract with Citibank, N.A.. Portfolio pays quarterly payment of 29.13 (116.50 per annum) BPS times notional amount of Pemex, 9.50%, 9/15/27. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	5/20/10	2,000,000	(1,307)
Credit Default contract with Citibank, N.A.. Portfolio pays quarterly payment of 31.25 (125 per annum) BPS times notional amount of Pemex, 9.50%, 9/15/27. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	6/20/10	1,000,000	(3,219)
Credit Default contract with Morgan Stanley Capital Services. Portfolio pays semi-annually payment of 185 (370 per annum) BPS times notional amount of Republic of Colombia, 10.38%, 1/28/33. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	5/20/10	2,000,000	(80,083)
Credit Default contract with Morgan Stanley Capital Services. Portfolio pays semi-annually payment of 57.5 (115 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	3/20/10	4,000,000	(51,516)
Credit Default contract with Deutsche Bank AG, New York. Portfolio pays semi-annually payment of 61.5 (123 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	2/20/10	3,000,000	(55,426)
Credit Default contract with Bank of America. Portfolio pays quarterly payment of 19.75 (79 per annum) BPS times notional amount of The Kroger Co., 5.50%, 2/1/13. Upon a defined credit event Portfolio receives notional amount and delivers a defined deliverable obligation.	6/20/10	800,000	(6,945)
Credit Default contract with Deutsche Bank AG, New York. Portfolio receives semi-annually payment of 63 (126 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 9.60%, 10/25/14. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	2/20/10	3,000,000	52,807

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio16

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

Swap Contracts - continued

DESCRIPTION	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Default contract with Union Bank of Switzerland AG, London. Portfolio receives quarterly payment of 81.50 (326 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	$2,000,000	$5,160
Credit Default contract with Deutsche Bank AG, New York. Portfolio receives semi-annually payment of 117.5 (235 per annum) BPS times notional amount of Brazilian Government, 12.25%, 3/6/30. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	4/20/07	1,000,000	23,414
Credit Default contract with Morgan Stanley Capital Services. Portfolio receives quarterly payment of 12.25 (49 per annum) BPS times notional amount of Cendant Corp., 7.38%, 1/15/13. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	9/20/10	600,000	(797)
Credit Default contract with Goldman Sachs Capital Management. Portfolio receives quarterly payment of 34.75 (139 per annum) BPS times notional amount of Delhaize America, 8.13%, 4/15/11. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	600,000	5,018
Credit Default contract with Lehman Brothers Special Financing. Portfolio receives quarterly payment of 116.79 (467.14 per annum) BPS times notional amount of Ford Motor Credit Co., 7.00%, 10/1/13. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	9/20/10	165,000	4,876
Credit Default contract with Morgan Stanley Capital Services. Portfolio receives quarterly payment of 47.50 (190 per annum) BPS times notional amount of Gazprom, 8.63%, 4/28/34. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	3/20/10	4,000,000	78,737
Credit Default contract with Citibank N.A.. Portfolio receives quarterly payment of 25 (100 per annum) BPS times notional amount of Mexico Government, 8.30%, 8/15/31. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	5/20/10	2,000,000	9,531
Credit Default contract with Citibank N.A.. Portfolio receives quarterly payment of 26.25 (105 per annum) BPS times notional amount of Mexico Government, 8.30%, 8/15/31. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	1,000,000	6,092
Credit Default contract with Morgan Stanley Capital Services. Portfolio receives semi-annually payment of 201.50 (403 per annum) BPS times notional amount of Republic of Venezuela, 9.25%, 9/15/27. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	5/20/10	2,000,000	82,671
Credit Default contract with Deutsche Bank AG, New York. Portfolio receives semi-annually payment of 50.5 (101 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	7/20/10	1,000,000	1,686

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio17

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

Swap Contracts - continued

DESCRIPTION	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Default contract with Deutsche Bank AG, New York. Portfolio receives quarterly payment of 26 (104 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	$1,000,000	$5,550
Credit Default contract with Deutsche Bank AG, New York. Portfolio receives semi-annually payment of 52.5 (105 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	6/20/10	1,500,000	13,071
Credit Default contract with Morgan Stanley Capital Services. Portfolio receives semi-annually payment of 70 (140 per annum) BPS times notional amount of Russian Federation, 5.00%, 3/31/30. Upon a defined credit event, Portfolio pays notional amount and takes receipt of a defined deliverable obligation.	4/20/10	1,000,000	22,900
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio pays 3.83% semi-annually, receives 3 month LIBOR.	6/3/07	1,040,000	2,221
Swap - Interest Rate with Bank of America, the Portfolio pays 4.08% semi-annually, receives 3 month LIBOR.	6/9/10	3,545,000	9,000
Swap - Interest Rate with Merrill Lynch Capital Services, the Portfolio pays 4.26% semi-annually, receives 3 month LIBOR.	6/15/10	3,555,000	(18,368)
Swap - Interest Rate with Deutsche Bank AG, New York, the Portfolio pays 4.36% semi-annually, receives 3 month LIBOR.	6/8/15	1,100,000	(2,221)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio pays 4.58% semi-annually, receives 3 month LIBOR.	6/15/15	890,000	(17,964)
Swap - Interest Rate with Merrill Lynch Capital Services, the Portfolio pays 4.60% semi-annually, receives 3 month LIBOR.	1/21/15	300,000	(10,297)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio pays 4.68% semi-annually, receives 3 month LIBOR.	4/14/12	3,350,000	(103,703)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio pays 5.05% semi-annually, receives 3 month LIBOR.	4/15/15	1,150,000	(71,512)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio pays 5.14% semi-annually, receives 3 month LIBOR.	7/15/32	740,000	(75,029)
Swap - Interest Rate with Merrill Lynch Capital Services, the Portfolio receives 3.45% semi-annually, pays 1 month LIBOR.	9/1/05	86,000,000	(8,662)
Swap - Interest Rate with Merrill Lynch Capital Services, the Portfolio receives 3.48% semi-annually, pays 1 month LIBOR.	9/1/05	86,000,000	(6,085)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio receives 4.13% semi-annually, pays 3 month LIBOR.	4/14/07	5,226,000	25,111
Swap - Interest Rate with Bank of America, the Portfolio receives 4.62% semi-annually, pays 3 month LIBOR.	6/11/35	1,000,000	(5,000)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio receives 4.62% semi-annually, pays 3 month LIBOR.	6/3/25	150,000	790
Swap - Interest Rate with Deutsche Bank AG, New York, the Portfolio receives 4.68% semi-annually, pays 3 month LIBOR.	6/8/35	550,000	4,124
Swap - Interest Rate with Merrill Lynch Capital Services, the Portfolio receives 4.80% semi-annually, pays 3 month LIBOR.	6/15/35	1,000,000	24,545

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio18

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

Swap Contracts - continued

DESCRIPTION	EXPIRATION DATE	UNDERLYING NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Swap - Interest Rate with Lehman Brothers Special Financing, the Portfolio receives 5.12% semi-annually, pays 3 month LIBOR.	4/14/25	$793,000	$59,347
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Portfolio receives 3.42% per annum pays 3 month LIBOR.	3/15/06	44,000,000	8,420
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Portfolio receives 3.97% semi-annually, pays 3 month LIBOR.	6/21/06	23,000,000	(1,146)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Portfolio receives 4.04% per annum pays 3 month LIBOR.	6/21/06	46,000,000	6,393
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Portfolio pays 3.96% semi-annually, receives 3 month LIBOR.	3/21/07	44,000,000	(54,740)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Portfolio pays 4.15% per annum receives 3 month LIBOR.	12/20/06	58,000,000	(18,687)
Swap - Price Lock with Lehman Brothers Special Financing on 30 Year FNMA, 5.00%, 4/15/15, price less 104.42, the Portfolio receives positive, pays negative.	7/6/05	1,150,000	20,025
Swap - Price Lock with Deutsche Bank AG, New York on 30 Year FNMA, 5.50%, TBA 7/05, price less 101.13, the Portfolio receives positive, pays negative.	7/7/05	3,000,000	6,563
Swap - Price Lock with Deutsche Bank AG, New York on FHMLC, 4.50%, 1/15/14, price less 100.77, the Portfolio receives positive, pays negative.	7/21/05	1,095,000	15,003
Swap - Price Lock with Lehman Brothers Special Financing on FHLMC, 6.25%, 7/15/32, price less 121.54, the Portfolio receives positive, pays negative.	8/5/05	685,000	26,312
Swap - Price Lock with Lehman Brothers Special Financing on Tennessee Valley Authority, 4.38%, 6/15/15, price less 98.94, the Portfolio receives positive, pays negative.	7/29/05	900,000	15,400
Swap - Price Lock with Barclays on TIPS, 0.88%, 4/15/10, price less 100.64, the Portfolio receives negative, pays positive.	7/28/05	1,930,000	303
Swap - Price Lock with Barclays on TIPS, 3.00%, 7/15/12, price less 119.04, the Portfolio receives positive, pays negative.	7/28/05	1,200,000	(308)
Swap - Price Lock with Lehman Brothers Special Financing on US Treasury Note, 3.63%, 6/15/10, price less 99.29, the Portfolio receives negative, pays positive	7/8/05	838,000	(2,213)
Swap - Price Lock with Lehman Brothers Special Financing on US Treasury Note, 3.63%, 6/15/10, price less 99.55, the Portfolio receives .negative, pays positive	7/8/05	783,000	-
Swap - Price Lock with Citibank, N.A. on US Treasury Note, 4.00%, 3/15/10, price less 101.21, the Portfolio receives positive, pays negative.	8/9/05	1,600,000	(2,882)
Swap - Price Lock with Barclays on US Treasury Note, 4.00%, 4/15/10, price less 100.87, the Portfolio receives positive, pays negative.	7/28/05	2,045,000	3,647
Swap - Price Lock with Barclays on US Treasury Note, 4.38%, 8/15/12, price less 103.08, the Portfolio receives positive, pays negative.	9/29/05	2,550,000	-
Swap - Price Lock with Barclays on US Treasury Note, 4.88%, 2/15/12, price less 105.78, the Portfolio receives negative, pays positive.	7/28/05	1,520,000	(4,186)
			$(97,089)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio19

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

Abbreviations:

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(e)  - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)  - Fair Valued Investment. $700,000 and 0.8%, represent the approximate market value and percentage, respectively, based on net assets that are fair valued for the Portfolio.

(g)  - less than 0.1%

(k)  - Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)  - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

CMO  - Collateralized Mortgage Obligation

EUR  -  Euro

FNMA  - Federal National Mortgage Association

FRN  - Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.

HB  - High Coupon Bonds

IF  - Inverse Floaters

IO  - Interest Only

LIBOR  - London Interbank Offered Rate.

REIT  - Real Estate Investment Trust

SUB  - Step-Up Bond. The rate shown is the rate in effect as of June 30, 2005.

STRIPS  - Separate Trading of Registered Interest and Principal Securities.

TBA  - To Be Announced

TIPS  - Treasury Inflation Protected Securities.

VAR  - Variable. The interest rate shown is the rate in effect at June 30, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio20

JPMorgan Bond Portfolio

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

ASSETS
Investments in non-affiliates, at value	$111,958,584
Investments in affiliates, at value	9,988,065
Total Investment securities, at value	121,946,649
Receivables:
Investment securities sold	43,376,641
Portfolio shares sold	7,461
Interest and dividends	654,321
Variation margin on futures contracts	16,679
Unrealized gain on forward foreign currency exchange contracts	82,668
Unrealized appreciation on open swap contracts	559,653
Prepaid expenses and other assets	1,096
Total Assets	166,645,168
LIABILITIES
Payables:
Due to custodian	65,224
Foreign currency due to custodian, at value	2,207
Investment securities purchased	78,431,329
Portfolio shares redeemed	21,054
Variation margin on futures contracts	181,142
Outstanding options written, at fair value	263,195
Unrealized depreciation on open swap contracts	656,742
Accrued liabilities:
Investment advisory fees	21,425
Administration fees	12,160
Custodian and accounting fees	13,137
Other	69,133
Total Liabilities	79,736,748
NET ASSETS	$86,908,420

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio21

JPMorgan Bond Portfolio

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

NET ASSETS
Net assets were comprised of:
Paid in Capital	$84,030,319
Accumulated undistributed (distributions in excess of) net investment income	1,414,368
Accumulated undistributed net realized gains (losses) from investments, futures, foreign currency transactions, written options and swap transactions	754,740
Net unrealized appreciation (depreciation) from investments, futures, foreign exchange translations, written options and swap transactions	708,993
Net Assets	$86,908,420
Shares of beneficial interest outstanding	7,351,719
Net asset value, offering and redemption price per share (unlimited amount authorized, no par value)	$11.82
Cost of Investments	$121,250,182
Cost of foreign currency due to custodian	$2,334
Premiums received from options written	$285,643

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio22

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME
Dividend income from affiliates*	$91,996
Interest income	1,738,082
Foreign taxes withheld	(905)
Total Investment income	1,829,173
EXPENSES
Investment advisory fees	127,654
Administration fees	82,870
Custodian and accounting fees	19,193
Professional fees	53,898
Trustees' fees	3,106
Printing and mailing costs	17,383
Transfer agent fees	4,990
Other	10,043
Total expenses	319,137
Net Investment Income (Loss)	1,510,036
INVESTMENTS, OPTIONS WRITTEN, FUTURES, FOREIGN CURRENCY TRANSACTIONS AND SWAPS
Realized gain (loss) on transactions from:
Investments	219,687
Options written	487,097
Futures	(478,518)
Foreign currency transactions	56,765
Swaps	506,433
Net realized gains (losses)	791,464
Change in unrealized appreciation (depreciation) on:
Investments	(325,866)
Options written	10,672
Futures	21,045
Foreign currency translations	79,242
Swaps	(43,162)
Net change in unrealized appreciation/ depreciation	(258,069)
Net realized/unrealized gains (losses) on investments, options written, futures, foreign currency transactions, and swaps	533,395
Change in net assets resulting from operations	$2,043,431
* Includes reimbursements of investment advisory and adminstration fees	$5,777

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio23

JPMorgan Bond Portfolio

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

	Six Months Ended 6/30/05	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,510,036	$2,641,409
Net realized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	791,464	1,698,118
Change in net unrealized appreciation/ depreciation of investments, options written, futures, foreign currency translations and swaps	(258,069)	(778,940)
Increase (decrease) in net assets from operations	2,043,431	3,560,587
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,934,536)	(3,051,559)
From net realized gains on investment transactions	(1,482,238)	(1,618,282)
Total distributions to shareholders	(4,416,774)	(4,669,841)
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	7,716,344	19,942,979
Dividends reinvested	4,416,774	4,669,841
Cost of shares redeemed	(7,908,197)	(30,141,568)
Increase (decrease)	4,224,921	(5,528,748)
NET ASSETS
Total increase (decrease) in net assets	1,851,578	(6,638,002)
Beginning of period	85,056,842	91,694,844
End of period	$86,908,420	$85,056,842
Accumulated undistributed (distributions in excess of) net investment income	$1,414,368	$2,838,868
SHARE TRANSACTIONS
Issued	643,715	1,636,414
Reinvested	379,448	401,187
Redeemed	(661,827)	(2,476,658)
Change in Shares	361,336	(439,057)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio24

JPMorgan Bond Portfolio

FINANCIAL HIGHLIGHTS

	Six Months Ended	Year Ended December 31,
	6/30/05	2004	2003	2002	2001	2000
PER SHARE OPERATING PERFORMANCE:
Net Asset value, beginning period	$12.17	$12.34	$12.54	$11.61	$11.65	$11.23
Investment Operations:
Net Investment income (loss)	0.21	0.41	0.39	0.40	0.63	0.65
Net realized gains(losses) on investments	0.07	0.09	0.07	0.62	0.17	0.52
Total from investment operations	0.28	0.50	0.46	1.02	0.80	1.17
Less Distributions:
Net investment income	0.42	0.44	0.39	0.09	0.73	0.75
Net realized gains	0.21	0.23	0.27	- (c)	0.11	- (c)
Total distributions	0.63	0.67	0.66	0.09	0.84	0.75
Net asset value, end of period	$11.82	$12.17	$12.34	$12.54	$11.61	$11.65
Total return(b)	2.38%	4.29%	3.72%	8.80%	6.92%	10.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$86,908	$85,057	$91,695	$96,185	$81,524	$78,678
Ratios to Average Net Assets:(a)
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	3.55%	3.06%	2.98%	3.49%	5.37%	5.98%
Expense without waivers reimbursements and earnings credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Portfolio turnover rate(b)	402%	544%	545%	608%	421%	565%

  (a)  Annualized for periods less than one year

  (b)  Not annualized for periods less than one year

  (c)  Amount less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio25

JPMorgan Bond Portfolio

NOTES TO FINANCIAL
STATEMENTS

1. Organization

JPMorgan Bond Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

On December 24, 1996 the Trust received an exemptive order from the Securities and Exchange Commission permitting it to also offer its shares to insurance companies for the purpose of funding variable annuity contracts and to qualified pension and retirement plans.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Repurchase Agreements - The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in the repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

C. Restricted and Illiquid Securities - The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty,

JPMorgan Bond Portfolio26

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. Futures Contracts - The Portfolio may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Portfolio realizes a gain or loss.

Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, the Portfolio had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the periods, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

F. Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Portfolio's exposure to foreign currency exchange fluctuations. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement

JPMorgan Bond Portfolio27

JPMorgan Bond Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

date. When the forward contract is closed, or the delivery of the currency exchange is made or taken, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of June 30, 2005, the Portfolio had outstanding forward foreign currency exchange contracts as listed on its Schedule of Portfolio Investments.

G. Written Options - When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Portfolio writes options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Portfolio to unlimited risk of loss. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of June 30, 2005, the Portfolio had written options contracts outstanding as listed on its Schedule of Portfolio Investments.

Transactions in options written during the period ended June 30, 2005, were as follows:

	Number of Units	Premiums Received
Options Outstanding at December 31, 2004	(64)	$20,276
Options Written	(145,881,625)	1,562,544
Options terminated in closing purchase transactions	114,101,643	(1,297,177)
Options outstanding at June 30, 2005	(31,780,046)	$285,643

H. Swaps - The Portfolio may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

The Portfolio may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Portfolio may enter into credit default contracts in which it or its counterparties act as guarantors. By acting as the

JPMorgan Bond Portfolio28

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

guarantor of the contract, the Portfolio assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Premiums paid to or by the Portfolio are accrued daily and included in realized gain (loss) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

As of June 30, 2005, the Portfolio had outstanding swap agreements as listed on its Schedule of Portfolio Investments.

I. Commitments - The Portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

J. Dollar Rolls - The Portfolio may enter into dollar rolls, principally using To Be Announced (TBA) securities, in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The Portfolio had TBA Dollar Rolls outstanding as of June 30, 2005, which are included in Receivable for Investment Securities Sold and Payable for Investment Securities Purchased on the Statement of Assets and Liabilities. The Portfolio segregates assets with a current value at least equal to the amount of their TBA Dollar Rolls.

K. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Portfolio's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

L. Allocation of Expenses - Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

M. Federal Income Taxes - The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for

JPMorgan Bond Portfolio29

JPMorgan Bond Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

Federal income tax is necessary. The Portfolio is also a segregated Portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code

N. Foreign Taxes - The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

O. Dividends and Distributions to Shareholders - Dividends from net investment income are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Portfolio. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets at and annual fee of 0.30%.

The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of up to 0.45% of the average daily net assets of the Portfolio.

Under the Agreement, the Administrator is responsible for certain usual and customary expenses of the custodian, professional and transfer agent fees, printing and postage, and expenses of the Trustees. In accordance with the agreement, the Portfolio pays for such expenses directly, deducting the amounts of such expenses from the Administrator's fee. The Administrator will reimburse the Portfolio to the extent that amounts paid for such expenses exceed 0.45%.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Portfolio's Administrator subject to the same fee agreements.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS"), an indirect, wholly-owned subsidiary of JPMorgan, began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS

JPMorgan Bond Portfolio30

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

Group, Inc., served as the Portfolio's exclusive underwriter. JPMFD received no compensation in its capacity as the Portfolio's underwriter.

D. Custodian and Portfolio Accounting Fees - JPMCB provides Portfolio custody and Portfolio accounting services. The amounts paid directly to JPMCB by the Portfolios for custody and portfolio accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations. The Administrator is responsible for the compensation for such services pursuant to the Administrative Agreement.

E. Waivers and Reimbursements - The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% of the Portfolio's average daily net assets.

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

F. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Portfolio may use related party brokers/ dealers. For the period ended June 30, 2005, the Portfolio incurred approximately $32 as brokerage commissions with brokers/ dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases	Sales	Purchases (Excluding U.S. Government)	Sales (Excluding U.S. Government)
$428,549,446	$424,519,882	$395,809,988	$389,914,316

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

Aggregage cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
$121,250,182	$1,444,338	$747,871	$696,467

JPMorgan Bond Portfolio31

JPMorgan Bond Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

6. Borrowings

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Portfolio was allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Portfolio to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Portfolio. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Portfolio is subject to the risk that should the Portfolio decide to sell illiquid investments when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

The Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

JPMorgan Bond Portfolio32

JPMorgan Bond Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of J.P. Morgan Series Trust II
and Shareholders of JPMorgan Bond Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Bond Portfolio (one of the Series constituting J.P. Morgan Series Trust II, hereafter referred to as the "Portfolio") at June 30, 2005, the results of its operations for the six months then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 19, 2005

JPMorgan Bond Portfolio33

JPMorgan Bond Portfolio

(Unaudited)

TRUSTEES

Name (Year of Birth); Positions with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees

Cheryl Ballenger (1956); Chairperson (since 2004) and Trustee (since 2002)	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg (1937); Trustee (since 1996)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Ken Whipple (1934); Trustee (since 1996)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

Interested Trustee

John F. Ruffle (2) (1937); Trustee (since 1996)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes 13 investment companies.

  (2)  The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

  (3)  The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Bond Portfolio34

SEMI-ANNUAL REPORT JUNE 30

2005

(Unaudited)

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2001)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2004)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, present and One Group Mutual Funds from 2001 until 2004. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2004)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2004)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan Bond Portfolio35

JPMorgan Bond Portfolio

(Unaudited)

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Christopher D. Walsh (1965), Assistant Treasurer (2004)	Vice President, JPMorgan Funds Management, Inc., Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc., since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer for all mutual funds managed by Prudential.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

JPMorgan Bond Portfolio36

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005	Annualized Expense Ratio
Actual	$1,000	$1,024	$3.76	0.75%
Hypothetical	$1,000	$1,021	$3.76	0.75%

JPMorgan Bond Portfolio37

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-BP-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

SEMI-ANNUAL REPORT

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

J.P. Morgan

Series

Trust II

International Equity Portfolio

CONTENTS

President's Letter	1

JPMorgan International Equity Portfolio Portfolio Characteristics	3

Schedule of Portfolio Investments	5

Financial Statements	8

Financial Highlights	11

Notes to Financial Statements	12

Trustees	18

Officers	19

Schedule of Shareholder Expenses	21

Highlights

•  Slow economic growth echoed in the bond markets, where prices remained stubbornly robust.

•  The U.S. Federal Reserve raised its key federal funds rate four times in the period.

•  Strong fundamentals of emerging markets fueled positive returns.

•  With consumer spending still under pressure, concern about the sustainability of global growth remains.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan
International Equity Portfolio

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report on the JPMorgan International Equity Portfolio. In the following pages, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2005.

International markets battle against rising rates

After the euphoric rally in international equity markets at the end of 2004, a measure of sobriety returned in the first half of 2005. As rates rose in the United States and elsewhere, there were signs of slowing consumer spending in countries such as the United Kingdom. This held back equity prices, and the broad-based MSCI EAFE Index struggled to make headway, falling 1.17% in U.S. dollar terms over the six months. The feeling of slowing economic growth was echoed in the bond markets, where prices were stubbornly robust.

The U.S. Federal Reserve raised its key federal funds rate four times in the period, lifting it by a total of 1% to reach 3.25%. There was also uncertainty caused by rising oil prices as concerns over a tight supply/demand balance, and the impact of storms on rigs in the Gulf of Mexico, sent the price per barrel over $60 for the first time.

Buoyant Asian and emerging markets

But the general sluggishness masked a wide disparity of returns. Strong fundamentals of emerging markets - where political risk is falling, government finances are improving and economic growth tends to be strong - fueled positive returns. In non-Japan Asia, China's rapid economic growth continued to power the rest of the region. In Japan, however, continued nervousness over the constancy of recovery made it the worst-performing major market.

In U.S. dollar terms, the MSCI Emerging Markets Index rose 6.26% and the MSCI AC Far East Free ex Japan Index appreciated 5.65%, while the MSCI Japan Index fell 5.84%. The MSCI Europe Index was broadly flat, falling 0.38%. However, a strong dollar rally in the second quarter distorted returns and, in local currency terms, the disparity between markets was not as great.

Outlook

Investors remain concerned about the sustainability of global growth, with consumer spending still under pressure. But the rising rate cycle may be peaking in some countries, and cuts in interest rates are not too far away in the United Kingdom or, potentially, Euroland. The exception is the United States, where tighter labor markets and shrinking excess capacity suggest that the Fed has more work to do. In those countries where rates do start to retreat, it will not be too long before investors begin anticipating stronger economic growth and higher potential profitability.

"After the euphoric rally in international equity markets at the end of 2004, sobriety returned in the first half of 2005."

JPMorgan
International Equity Portfolio

CONTINUED

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

JPMorgan International Equity Portfolio2

JPMorgan
International Equity Portfolio

AS OF JUNE 30, 2005  (Unaudited)

PORTFOLIO CHARACTERISTICS

PORTFOLIO FACTS
Portfolio Inception	1/3/95
Fiscal Year End	December 31
Net Assets as of 6/30/2005	$73,726,316
Primary Benchmark	MSCI EAFE Index

COMPOSITION OF TOTAL NET ASSETS*

  *  As of June 30, 2005. Portfolio composition is subject to change. Percentages based on net assets.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Total S.A. (France)	4.4%
2.	ENI S.p.A. (Italy)	3.5%
3.	HSBC Holdings plc (United Kingdom)	3.0%
4.	Vodafone Group plc (United Kingdom)	2.9%
5.	GlaxoSmithKline plc (United Kingdom)	2.8%
6.	UBS AG (Registered) (Switzerland)	2.0%
7.	Novartis AG (Registered) (Switzerland)	1.9%
8.	Roche Holding AG (Switzerland)	1.8%
9.	Wolseley plc (United Kingdom)	1.8%
10.	Tesco plc (United Kingdom)	1.8%

Top 10 equity holdings comprised 25.9% ($18,595,786) of the Portfolio's net assets. As of June 30, 2005, the Portfolio held 87 equity holdings. Portfolio holdings are subject to change at any time.

JPMorgan International Equity Portfolio3

JPMorgan
International Equity Portfolio

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 Month	1 YEAR	5 YEAR	10 YEAR
INTERNATIONAL EQUITY PORTFOLIO	(2.55%)	11.48%	(2.43%)	4.77%

TEN YEAR PERFORMANCE (06/30/95 TO 06/30/05)

BOND PORTFOLIO

Source: Lipper Inc.

The performance quoted is past performance and is not a guarantee of future results. Mutual Funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown.

The JPMorgan International Equity Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan International Equity Portfolio, MSCI EAFE Index, and Lipper Variable Annuity International Funds Average from June 30, 1995 to June 30, 2005. The performance of the Portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices does not include fees and expenses attributed to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The MSCI EAFE Index is a replica (or model) of the world's equity markets, excluding the U.S. and Canada. The Lipper Variable Annuity International Funds Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Portfolio may also be subject to the additional risk of non-diversified "Regional" investing.

JPMorgan International Equity Portfolio4

JPMorgan International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - 97.4%
	Common Stocks - 97.4%
	Australia - 1.1%
60,050	BHP Billiton Ltd.	$820,029
	Belgium - 2.0%
39,620	Dexia	871,126
22,330	Fortis	617,688
		1,488,814
	Brazil - 1.3%
32,537	Cia Vale do Rio Doce (ADR)	952,683
	Finland - 1.3%
54,881	Nokia OYJ	913,167
	France - 11.3%
38,677	AXA S.A.	962,950
15,388	BNP Paribas	1,050,995
20,380	Cie de Saint-Gobain	1,127,282
11,770	Dassault Systemes S.A.	568,927
9,912	Imerys S.A.	682,424
7,705	Lafarge S.A.	700,339
13,774	Total S.A.	3,223,058
		8,315,975
	Germany - 5.8%
7,950	BASF AG	526,191
23,954	Bayerische Motoren Werke AG	1,089,793
28,450	Deutsche Post AG	661,438
3,600	SAP AG	624,055
9,133	Schering AG	562,466
11,330	Siemens AG (Registered)	824,043
		4,287,986
	Hong Kong - 0.7%
29,500	CLP Holdings Ltd.	169,024
49,000	Esprit Holdings Ltd.	353,340
		522,364
	Ireland - 0.9%
39,620	Bank of Ireland	642,985

SHARES	SECURITY DESCRIPTION	VALUE
	Italy - 4.5%
98,874	ENI S.p.A.	$2,540,530
31,700	Mediaset S.p.A.	372,830
164,228	Telecom Italia S.p.A. (RNC)	424,794
		3,338,154
	Japan - 18.9%
25,100	Astellas Pharmaceutical, Inc.	854,889
23,000	Canon, Inc.	1,205,534
24,600	Chugai Pharmaceutical Co., Ltd.	378,796
13,500	Credit Saison Co., Ltd.	446,833
23,000	Daikin Industries Ltd.	572,896
7,600	Fanuc Ltd.	480,763
3,300	Hirose Electric Co., Ltd.	361,608
18,700	Honda Motor Co., Ltd.	918,443
7,300	Hoya Corp.	838,676
22,000	Kao Corp.	516,906
30,000	Matsushita Electric Industrial Co., Ltd.	453,410
49,800	Mitsubishi Corp.	673,494
132	Mitsubishi Tokyo Financial Group, Inc.	1,112,709
99,000	Nikko Cordial Corp.	432,560
3,900	Nintendo Co., Ltd.	406,699
87	Nippon Telegraph & Telephone Corp.	372,009
13,600	Nitto Denko Corp.	774,909
12,500	Secom Co., Ltd.	536,306
20,000	Sharp Corp.	311,203
16,400	Shin-Etsu Chemical Co., Ltd.	620,513
4,900	SMC Corp.	531,225
98,000	Sumitomo Corp.	781,403
5,440	Takefuji Corp.	366,139
		13,947,923
	Mexico - 0.8%
9,700	Fomento Economico Mexicano S.A. de C.V. (ADR)	577,829
	Netherlands - 4.9%
39,220	ABN Amro Holdings N.V.	963,546
23,939	ING Groep N.V. (CVA)	672,858
29,125	Koninklijke (Royal) Philips Electronics N.V.	733,606

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio5

JPMorgan International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long Term Investments - continued
	Netherlands - Continued
45,910	Reed Elsevier N.V.	$638,850
32,324	Wolters Kluwer N.V. (CVA)	616,977
		3,625,837
	Russia - 0.0% (g)
8,000	YUKOS (a)	18,240
	South Korea - 1.2%
1,210	Samsung Electronics Co., Ltd.	573,050
15,102	SK Telecom Co., Ltd. (ADR)	308,081
		881,131
	Spain - 2.3%
16,940	Altadis S.A.	708,712
81,550	Banco Popular Espanol SA	984,070
		1,692,782
	Sweden - 1.0%
240,000	Telefonaktiebolaget LM Ericsson, Class B	765,720
	Switzerland - 10.9%
18,545	Adecco S.A. (Registered)	841,351
15,185	Holcim Ltd. (Registered)	922,349
5,010	Nestle S.A. (Registered)	1,279,868
29,472	Novartis AG (Registered)	1,399,232
10,749	Roche Holding AG	1,356,277
18,950	UBS AG (Registered)	1,477,250
4,418	Zurich Financial Services AG (a)	757,777
		8,034,104
	United Kingdom - 27.9%
55,320	Allied Domecq plc	667,678
121,727	Barclays plc	1,206,590
148,650	BG Group plc	1,220,421
44,270	British Land Co. plc	693,572
165,168	Centrica plc	683,958
84,305	GlaxoSmithKline plc	2,037,107

SHARES	SECURITY DESCRIPTION	VALUE
	United Kingdom - Continued
138,000	HSBC Holdings plc	$2,205,781
25,948	Intercontinental Hotels Group plc	326,763
152,490	Kingfisher plc	669,000
289,787	Morrison (WM) Supermarkets	962,395
81,820	National Grid Transco plc	790,798
21,193	Reckitt Benckiser plc	622,546
38,219	Royal Bank of Scotland Group plc	1,150,732
35,600	Schroders plc	481,520
69,436	Standard Chartered plc	682,640
41,510	Smith & Nephew plc	756,255
234,403	Tesco plc	1,335,402
890,790	Vodafone Group plc	2,165,744
64,140	Wolseley plc	1,344,545
52,890	WPP Group plc	541,746
		20,545,193
	United States - 0.6%
25,205	News Corp., Class B (CDI)	427,489
	Total Common Stocks	71,798,405
	(Cost $58,455,550)
	Total Long Term Investments - 97.4% (Cost $58,455,550)	$71,798,405
	Other assets in excess of
	liabilities - 2.6%	1,927,911
	NET ASSETS - 100.0%	$73,726,316
		Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio6

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Unaudited)

The following table presents the portfolio investments of the Portfolio by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE
Financials	24.3%
Industrials	11.4%
Consumer Discretionary	10.1%
Health Care	9.9%
Energy	9.5%
Consumer Staples	9.0%
Information Technology	8.5%
Materials	8.1%
Telecommunication Services	4.4%
Utilities	2.2%
Total Investments	97.4%

Based on a market value of $69,941,571, fair valued securities are 94.9% of net assets.

Abbrevations:

(a)  - Non-income producing security.

(g)  - Amount rounds to less than 0.1%.

(h)  - Amount rounds to less than one thousand.

ADR  - American Depositary Receipt

CDI  - CHESS Depository Interests

CVA  - Certificate Van Aandelen

RNC  - Risparmio Non-Convertible Savings Shares

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio7

JPMorgan International Equity Portfolio

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Unaudited)

ASSETS
Investments in non-affiliates, at value	$71,798,405
Cash	1,430,266
Foreign currency, at value	321,011
Receivables:
Portfolio shares sold	76,566
Interest and dividends	161,791
Tax reclaims	86,281
Total Assets	73,874,320
LIABILITIES
Payables:
Portfolio shares redeemed	227
Accrued liabilities:
Investment advisory fees payable	44,814
Administration fees	18,196
Custodian and accounting fees	13,303
Other	71,464
Total Liabilities	148,004
NET ASSETS	$73,726,316
NET ASSETS
Paid in capital	$68,198,237
Accumulated undistributed (distributions in excess of) net investment income	757,246
Accumulated undistributed net realized gains (losses) from investments and foreign exchange transactions	(8,568,999)
Net unrealized appreciation (depreciation) from investments and foreign exchange translations	13,339,832
Total Net Assets	$73,726,316
Shares of beneficial interest outstanding	6,866,278
Net asset value, offering and redemption price per share (unlimited amount authorized, no par value)	$10.74
Cost of investments	$58,455,550
Cost of foreign currency	$324,427

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio8

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Unaudited)

INVESTMENT INCOME
Dividends	$1,347,364
Interest income	4,574
Foreign taxes withheld	(160,058)
Total investment income	1,191,880
EXPENSES
Investment advisory fees	215,051
Administrative fees	116,462
Custodian and accounting fees	21,629
Professional fees	35,972
Trustees' fees	3,328
Printing and mailing costs	18,512
Registration and filing fees	50
Transfer agent fees	5,968
Miscellaneous	13,211
Total expenses	430,183
Net investment income (loss)	761,697
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on transactions from:
Investments	359,810
Foreign exchange transactions	10,441
Change in net unrealized appreciation/depreciation of:
Investments	(2,981,527)
Foreign exchange translations	(18,500)
Net realized/unrealized gains (losses) on investments and foreign exchange translations	(2,629,776)
Change in net assets resulting from operations	$(1,868,079)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio9

JPMorgan International Equity Portfolio

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

	Six Months Ended 6/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)	$761,697	$630,819
Net realized gain (loss) on investments and foreign exchange transactions	370,251	1,186,850
Change in net unrealized appreciation/ depreciation of investments and foreign exchange translations	(3,000,027)	8,557,208
Increase (decrease) in net assets from operations	(1,868,079)	10,374,877
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(628,288)	(296,405)
INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	10,090,611	25,158,048
Dividends reinvested	629,257	296,405
Cost of shares redeemed	(5,510,146)	(9,227,835)
Increase (decrease)	5,209,722	16,226,618
Total increase (decrease) in net assets	2,713,355	26,305,090
NET ASSETS
Beginning of period	71,012,961	44,707,871
End of period	$73,726,316	$71,012,961
Accumulated undistributed (distributions in excess of) net investment income	$757,246	$623,837
SHARE TRANSACTIONS
Issued	925,811	2,559,671
Reinvested	58,919	31,399
Redeemed	(506,011)	(932,553)
Change in Shares	478,719	1,658,517

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio10

JPMorgan International Equity Portfolio

FINANCIAL HIGHLIGHTS

(Unaudited)

	Six Months Ended 6/30/05	Year Ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning period	$11.12	$9.45	$7.20	$8.85	$11.35	$13.83
Investment operations:
Net Investment income (loss)	0.11	0.10	0.03	0.08	0.09	(0.01)
Net realized gains(losses) on investments	(0.39)	1.63	2.28	(1.69)	(2.24)	(2.18)
Total from investment operations	(0.28)	1.73	2.31	(1.61)	(2.15)	(2.19)
Less distributions:
Net investment income	(0.10)	(0.06)	(0.06)	(0.04)	(0.09)	(0.04)
Net realized gains	-	-	-	-	$(0.26)	(0.25)
Total distributions	(0.10)	(0.06)	(0.06)	(0.04)	(0.35)	(0.29)
Net asset value, end of period	$10.74	$11.12	$9.45	$7.20	$8.85	$11.35
Total return(b)	(2.55%)	18.37%	32.44%	(18.31%)	(19,14%)	(15.84%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$73,726	$71,013	$44,708	$20,292	$24,859	$27,780
Ratios to average net assets:(a)
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	2.13%	1.14%	0.69%	1.04%	0.88%	0.65%
Expense without waivers reimbursements and earnings credits	1.20%	1.20%	1.56%	1.52%	1.40%	1.73%
Portfolio turnover rate(b)	2%	13%	123%	86%	82%	88%

  (a)  Annualized for periods less than one year

  (b)  Not annualized for periods less than one year

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Equity Portfolio11

JPMorgan International Equity Portfolio

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan International Equity Portfolio (the "Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

On December 24, 1996 the Trust received an exemptive order from the Securities and Exchange Commission permitting it to also offer its shares to insurance companies for the purpose of funding variable annuity contracts and to qualified pension and retirement plans.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities by utilizing the quotations of an independent pricing service, unless the Portfolio's adviser determines that use of another valuation methodology is appropriate. The pricing services use statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

JPMorgan International Equity Portfolio12

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

B. Repurchase Agreements - The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

C. Restricted and Illiquid Securities - The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At June 30, 2005, there were no restricted or illiquid securities.

D. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the periods, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

E. Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Portfolio's exposure to foreign currency exchange fluctuations. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, or the delivery of the currency exchange is made or taken, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of

JPMorgan International Equity Portfolio13

JPMorgan International Equity Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

foreign currency. At June 30, 2005 there were no open forward foreign currency exchange contracts.

F. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

G. Allocation of Expenses - Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

H. Federal Income Taxes - The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

I. Foreign Taxes - The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Dividends and Distributions to Shareholders - Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the "Advisor") acts as the investment advisor to the Portfolio. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets at an annual fee rate of 0.60%.

The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.60% of the average daily net assets of the Portfolio. Under the Agreement, the Administrator is responsible for certain usual and customary expenses incurred by the Portfolio including fees and expenses of the custodian, professional and transfer agent fees, printing and postage, and expenses of the Trustees. In accordance with the agreement, the Portfolio pays for such expenses directly, deducting the amounts of such expenses from the Administrator's fee. The Administrator

JPMorgan International Equity Portfolio14

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

will reimburse the Portfolio to the extent that amounts paid for such expenses exceed 0.60%.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Portfolio's Administrator subject to the same fee agreements.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("the Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Portfolio's exclusive underwriter. JPMFD received no compensation in its capacity as the Portfolio's underwriter.

D. Custodian and Fund Accounting Fees - JPMCB provides Portfolio custody and accounting services. The amounts paid directly to JPMCB by the Portfolio for custody and fund accounting services are included in custodian fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations. The Administrator is responsible for the compensation for such services pursuant to the Administrative Agreement.

E. Waivers and Reimbursements - The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.20% of the Portfolio's average daily net assets. The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages above is in place until at least April 30, 2006.

F. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Portfolio may use related party brokers/ dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

JPMorgan International Equity Portfolio15

JPMorgan International Equity Portfolio

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$5,874,116	$1,392,417

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
$58,455,550	$14,206,786	$(863,931)	$13,342,855

6. Borrowings

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Portfolio was allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Portfolio to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Fund Rate plus 0.50%. The Portfolio also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Portfolio. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

The Portfolio may have elements of risk not typically associated with investments in the United States of

JPMorgan International Equity Portfolio16

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of June 30, 2005, substantially all of the Portfolio's net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2005, the Portfolio invested approximately 27.9% of its respective portfolio in issuers in the United Kingdom.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

JPMorgan International Equity Portfolio17

JPMorgan International Equity Portfolio

TRUSTEES

Name (Year of Birth); Positions with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees

Cheryl Ballenger (1956); Chairperson (since 2004) and Trustee (since 2002)	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg (1937); Trustee (since 1996)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Ken Whipple (1934); Trustee (since 1996)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

Interested Trustee

John F. Ruffle (2) (1937); Trustee (since 1996)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes 13 investment companies.

  (2)  The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

  (3)  The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan International Equity Portfolio18

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2001)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2004)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds from since 2005, and One Group Mutual Funds from 2001 until 2004. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2004)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2004)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan International Equity Portfolio19

JPMorgan International Equity Portfolio

OFFICERS

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Christopher D. Walsh (1965), Assistant Treasurer (2004)	Vice President, JPMorgan Funds Management, Inc., Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer for all mutual funds managed by Prudential.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

JPMorgan International Equity Portfolio20

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005	Annualized Expense Ratio
Actual	$1,000	$974	$5.87	1.20%
Hypothetical	$1,000	$1,019	$6.01	1.20%

JPMorgan International Equity Portfolio21

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-IEP-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory,  or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph  (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

J.P. Morgan Investors Services Co. began serving as the sub-administrator and, in such capacity, assisted with financial reporting for the period covered by this report. (JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.) began serving as the Registrant’s Administrator effective February 19, 2005.) The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 7, 2005